Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	SENECA GLOBAL FUND, L.P.
Entity Central Index Key	0001414581
Entity Filer Category	Smaller Reporting Company
Document Type	Other
Amendment Flag	false
Document Period End Date	Dec 31, 2012

Statements of Financial Condition (USD $)	Dec. 31, 2012		Dec. 31, 2011
Assets
Cash	$ 19,020,911		$ 15,373,302
Net unrealized gain on open futures contracts	976,962	[1]	1,184,851	[1]
Net unrealized gain on open forward currency contracts	48,214	[1]	18,907	[1]
Total equity in broker trading accounts	20,046,087		16,577,060
Cash and cash equivalents	3,097,899		3,134,401
Investments in securities, at fair value	25,671,557		44,281,549
Certificates of deposit, at fair value	2,306,370	[1]	2,951,285	[1]
Total assets	51,121,913		66,944,295
Liabilities and Partners' Capital (Net Asset Value)
Trading Advisor management fees payable	56,624		78,262
Commissions and other trading fees payable on open contracts	8,669		9,096
Cash Manager fees payable	13,574		16,476
General Partner fee payable	62,439		80,898
Selling Agent fees payable - General Partner	29,451		39,572
Administrative expenses payable - General Partner	40,089		51,851
Offering expenses payable - General Partner	30,206		40,449
Broker dealer custodial fee payable - General Partner	3,885		6,169
Broker dealer servicing fee payable - General Partner	2,927		3,715
Redemptions payable	634,037		528,168
Subscriptions received in advance	236,268		1,426,321
Total liabilities	1,118,169		2,280,977
Partners' Capital (Net Asset Value)
General Partner Units 7,460.6309 and 6,484.1437 units outstanding at December 31, 2012 and 2011, respectively	782,908		776,710
Total partners' capital (net asset value)	50,003,744		64,663,318
Total liabilities and partners' capital (net asset value)	51,121,913		66,944,295
Series A [Member]
Partners' Capital (Net Asset Value)
Limited partners Units	17,300,439		23,528,145
Series B [Member]
Partners' Capital (Net Asset Value)
Limited partners Units	9,133,773		13,684,883
Series C [Member]
Partners' Capital (Net Asset Value)
Limited partners Units	1,604,266		0
Series I [Member]
Partners' Capital (Net Asset Value)
Limited partners Units	$ 21,182,358		$ 26,673,580

[1]	See the condensed schedule of investments for further description.

Statements of Financial Condition (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
General Partner Units, units outstanding	7,460.6309	6,484.1437
Series A [Member]
Limited Partners Units, units outstanding	236,423.1119	269,518.2687
Series B [Member]
Limited Partners Units, units outstanding	110,409.9497	140,857.9391
Series I [Member]
Limited Partners Units, units outstanding	219,781.2927	237,052.9763
Series C [Member]
Limited Partners Units, units outstanding	17,608.2983	0

Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Trading Loss from Futures and Forwards Trading
Net realized gain (loss)	$ (6,587,850)	$ 1,328,808
Net change in unrealized loss	(178,582)	(1,928,084)
Brokerage commissions and trading expenses	(207,526)	(165,431)
Net loss from futures and forwards trading	(6,973,958)	(764,707)
Net Investment Loss
Interest income	618,426	519,067
Net realized and change in unrealized loss on securities and certificates of deposit	(22,383)	(657,515)
Total income (loss)	596,043	(138,448)
Expenses
Trading Advisor management fees	859,607	1,071,424
Trading Advisor incentive fees	73,650	1,165,512
Cash Manager fees	45,503	43,765
General Partner fee	912,982	846,396
Selling Agent fees - General Partner	449,067	423,469
Broker dealer custodial fee - General Partner	62,524	75,682
Broker dealer custodial fee - General Partner	43,682	41,818
Administrative expenses - General Partner	791,912	848,371
Offering expenses - General Partner	537,508	782,473
Total expenses	3,776,435	5,298,910
Administrative and offering expenses waived	(292,441)	(576,765)
Net total expenses	3,483,994	4,722,145
Net investment loss	(2,887,951)	(4,860,593)
Net Loss	(9,861,909)	(5,625,300)
Series A [Member]
Expenses
Net Loss	(3,800,935)	(2,243,265)
Decrease in net asset value per unit for the year	$ (14.12)	$ (9.31)
Net loss per unit (based on weighted average number of units outstanding during the year)	(14.21)	(10.21)
Weighted average number of Units outstanding	267,442.0107	219,638.5625
Series B [Member]
Expenses
Net Loss	(1,860,635)	(1,222,177)
Decrease in net asset value per unit for the year	$ (14.42)	$ (8.62)
Net loss per unit (based on weighted average number of units outstanding during the year)	(14.43)	(9)
Weighted average number of Units outstanding	128,975.79	135,842.83
Series C [Member]
Expenses
Net Loss	(204,144)	0
Decrease in net asset value per unit for the year	$ (8.89)	$ 0
Net loss per unit (based on weighted average number of units outstanding during the year)	(9.5)	0
Weighted average number of Units outstanding	21,493.94	0
Series I [Member]
Expenses
Net Loss	(3,902,393)	(2,126,756)
Decrease in net asset value per unit for the year	$ (16.14)	$ (9.28)
Net loss per unit (based on weighted average number of units outstanding during the year)	(16.46)	(9.89)
Weighted average number of Units outstanding	237,093.95	215,115.49
General Partner [Member]
Expenses
Net Loss	$ (93,802)	$ (33,102)
Decrease in net asset value per unit for the year	$ (14.85)	$ (7.08)
Net loss per unit (based on weighted average number of units outstanding during the year)	(14.14)	(6.3)
Weighted average number of Units outstanding	6,634.37	5,256.27

Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (9,861,909)	$ (5,625,300)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Net change in unrealized loss from futures and forwards trading	178,582	1,928,084
Purchases of securities and certificates of deposit	(78,189,227)	(93,779,468)
Proceeds from disposition of securities and certificates of deposit	97,421,751	45,889,119
Net realized and change in unrealized loss in securities and certificates of deposit	22,383	657,515
Changes in
Trading Advisor management fees payable	(21,638)	(233,506)
Trading Advisor incentive fees payable	0	(582,381)
Commissions and other trading expenses payable on open contracts	(427)	6,101
Cash Manager fees payable	(2,902)	16,476
General Partner fee payable	(18,459)	31,561
Selling Agent fees payable - General Partner	(10,121)	12,429
Administrative expenses payable - General Partner	(11,762)	9,124
Offering expenses payable - General Partner	(10,243)	6,810
Broker dealer custodial fee payable - General Partner	(2,284)	(5)
Broker dealer servicing fee payable - General Partner	(788)	1,040
Net cash provided by (used in) operating activities	9,492,956	(51,662,401)
Cash flows from financing activities
Subscriptions	10,458,743	19,151,862
Subscriptions received in advance	236,268	1,426,321
Redemptions	(16,576,860)	(4,459,338)
Net cash provided by (used in) financing activities	(5,881,849)	16,118,845
Net increase (decrease) in cash and cash equivalents	3,611,107	(35,543,556)
Cash and cash equivalents, beginning of year	18,507,703	54,051,259
Cash and cash equivalents, end of year	22,118,810	18,507,703
End of year cash and cash equivalents consists of
Cash in broker trading accounts	19,020,911	15,373,302
Cash and cash equivalents	3,097,899	3,134,401
Total end of year cash and cash equivalents	22,118,810	18,507,703
Supplemental disclosure of cash flow information
Prior year redemptions paid	528,168	35,507
Prior year subscriptions received in advance	1,426,321	2,536,859
Supplemental schedule of non-cash financing activities
Redemptions payable	$ 634,037	$ 528,168

Statements of Changes in Partners' Capital (Net Asset Value) (USD $)	Series A [Member]	Series B [Member]	Series C [Member]	Series I [Member]	General Partner [Member]	Total
Beginning Balance at Dec. 31, 2010	$ 15,995,450	$ 13,396,321	$ 0	$ 23,550,313	$ 609,812	$ 53,551,896
Beginning Balance (in units) at Dec. 31, 2010	165,574.3151	126,655.8355	0	193,350.1543	4,806.7772
Net Asset Value Per Unit (in dollars per unit) at Dec. 31, 2010	$ 96.61	$ 105.77	$ 0	$ 121.8	$ 126.87
Net loss	(2,243,265)	(1,222,177)	0	(2,126,756)	(33,102)	(5,625,300)
Subscriptions	11,371,595	2,746,801	0	7,370,325	200,000	21,688,721
Subscriptions (in units)	120,665.9516	26,568.8033	0	61,518.0207	1,677.3665
Redemptions	(1,501,212)	(1,280,101)	0	(2,170,686)	0	(4,951,999)
Redemptions (in units)	(15,753.6535)	(12,808.5003)	0	(18,198.6238)	0
Transfers	(94,423)	44,039	0	50,384	0	0
Transfers (in units)	(968.3445)	441.8006	0	383.4251	0
Ending Balance at Dec. 31, 2011	23,528,145	13,364,883	0	26,673,580	776,710	64,663,318
Ending Balance (in units) at Dec. 31, 2011	269,518.2687	140,857.9391	0	237,052.9763	6,484.1437
Net Asset Value Per Unit (in dollars per unit) at Dec. 31, 2011	$ 87.3	$ 97.15	$ 0	$ 112.52	$ 119.79
Net loss	(3,800,935)	(1,860,635)	(204,144)	(3,902,393)	(93,802)	(9,861,909)
Subscriptions	4,946,554	1,991,377	0	4,847,133	100,000	11,885,064
Subscriptions (in units)	59,216.2684	21,540.882	0	44,704.5158	976.4872
Redemptions	(4,896,275)	(4,740,545)	(642,068)	(6,403,841)	0	(16,682,729)
Redemptions (in units)	(61,766.345)	(52,661.7227)	(6,911.7476)	(61,634.9856)	0
Transfers	(2,477,050)	58,693	2,450,478	(32,121)	0	0
Transfers (in units)	(30,545.0802)	672.8513	24,520.0459	(341.2138)	0
Ending Balance at Dec. 31, 2012	$ 17,300,439	$ 9,133,773	$ 1,604,266	$ 21,182,358	$ 782,908	$ 50,003,744
Ending Balance (in units) at Dec. 31, 2012	236,423.1119	110,409.9497	17,608.2983	219,781.2927	7,460.6309
Net Asset Value Per Unit (in dollars per unit) at Dec. 31, 2012	$ 73.18	$ 82.73	$ 91.11	$ 96.38	$ 104.94

U.S. Treasury Securities (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
% of Partners' Capital (Net Asset Value)	55.95%		73.14%
Us Treasury Securities [Member]
Fair Value	$ 5,494,988		$ 3,429,929
% of Partners' Capital (Net Asset Value)	10.99%		5.31%
Investment Owned, at Cost	5,544,968		3,460,043
Us Treasury Securities [Member] | One Point Three Eight Percent U.S. Treasury Note Maturing At 15-January-2013 [Member]
Face Value	125,000		100,000
Maturity Date	Jan 15, 2013		Jan 15, 2013
Yield1	1.38%	[1]	1.38%	[1]
Fair Value	125,850		101,878
% of Partners' Capital (Net Asset Value)	0.25%		0.16%
Us Treasury Securities [Member] | One Point Three Eight Percent U.S. Treasury Note Maturing At 15-February-2013 [Member]
Face Value	300,000		300,000
Maturity Date	Feb 15, 2013		Feb 15, 2013
Yield1	1.38%	[1]	1.38%	[1]
Fair Value	302,015		305,554
% of Partners' Capital (Net Asset Value)	0.60%		0.47%
Us Treasury Securities [Member] | Zero Point Six Three Percent U.S. Treasury Note Maturing At 28-February-2013 [Member]
Face Value	25,000
Maturity Date	Feb 28, 2013
Yield1	0.63%	[1]
Fair Value	25,075
% of Partners' Capital (Net Asset Value)	0.05%
Us Treasury Securities [Member] | Three Point Five Percent U.S. Treasury Note Maturing At 31-May-2013 [Member]
Face Value	700,000
Maturity Date	May 31, 2013
Yield1	3.50%	[1]
Fair Value	711,897
% of Partners' Capital (Net Asset Value)	1.43%
Us Treasury Securities [Member] | Three Point Three Eight Percent U.S. Treasury Note Maturing At 30-June-2013 [Member]
Face Value	400,000
Maturity Date	Jun 30, 2013
Yield1	3.38%	[1]
Fair Value	406,444
% of Partners' Capital (Net Asset Value)	0.81%
Us Treasury Securities [Member] | One Percent U.S. Treasury Note Maturing At 15-July-2013 [Member]
Face Value	250,000
Maturity Date	Jul 15, 2013
Yield1	1.00%	[1]
Fair Value	252,311
% of Partners' Capital (Net Asset Value)	0.50%
Us Treasury Securities [Member] | Three Point Three Eight Percent U.S. Treasury Note Maturing At 31-July-2013 [Member]
Face Value	800,000
Maturity Date	Jul 31, 2013
Yield1	3.38%	[1]
Fair Value	826,205
% of Partners' Capital (Net Asset Value)	1.66%
Us Treasury Securities [Member] | Four Point Two Five Percent U.S. Treasury Note Maturing At 15-August-2013 [Member]
Face Value	500,000
Maturity Date	Aug 15, 2013
Yield1	4.25%	[1]
Fair Value	520,663
% of Partners' Capital (Net Asset Value)	1.04%
Us Treasury Securities [Member] | Zero Point Seven Five Percent U.S. Treasury Note Maturing At 15-August-2013 [Member]
Face Value	500,000
Maturity Date	Aug 15, 2013
Yield1	0.75%	[1]
Fair Value	503,291
% of Partners' Capital (Net Asset Value)	1.01%
Us Treasury Securities [Member] | Zero Point Five Percent U.S. Treasury Note Maturing At 15-November-2013 [Member]
Face Value	400,000
Maturity Date	Nov 15, 2013
Yield1	0.50%	[1]
Fair Value	401,369
% of Partners' Capital (Net Asset Value)	0.80%
Us Treasury Securities [Member] | Zero Point Seven Five Percent U.S. Treasury Note Maturing At 15-December-2013 [Member]
Face Value	250,000
Maturity Date	Dec 15, 2013
Yield1	0.75%	[1]
Fair Value	251,416
% of Partners' Capital (Net Asset Value)	0.50%
Us Treasury Securities [Member] | Zero Point One Three Percent U.S. Treasury Note Maturing At 31-December-2013 [Member]
Face Value	400,000
Maturity Date	Dec 31, 2013
Yield1	0.13%	[1]
Fair Value	399,751
% of Partners' Capital (Net Asset Value)	0.80%
Us Treasury Securities [Member] | One Point Eight Eight Percent U.S. Treasury Note Maturing At 28-February-2014 [Member]
Face Value	500,000
Maturity Date	Feb 28, 2014
Yield1	1.88%	[1]
Fair Value	512,827
% of Partners' Capital (Net Asset Value)	1.03%
Us Treasury Securities [Member] | One Point Seven Five Percent U.S. Treasury Note Maturing At 31-March-2014 [Member]
Face Value	250,000
Maturity Date	Mar 31, 2014
Yield1	1.75%	[1]
Fair Value	255,874
% of Partners' Capital (Net Asset Value)	0.51%
Us Treasury Securities [Member] | Zero Point Two Percent U.S. Treasury Bill Maturing At 8-March-2012 [Member]
Face Value			450,000
Maturity Date			Mar 8, 2012
Yield1			0.20%	[1]
Fair Value			449,982
% of Partners' Capital (Net Asset Value)			0.70%
Us Treasury Securities [Member] | Four Point Five Percent U.S. Treasury Note Maturing At 30-April-2012 [Member]
Face Value			500,000
Maturity Date			Apr 30, 2012
Yield1			4.50%	[1]
Fair Value			511,041
% of Partners' Capital (Net Asset Value)			0.79%
Us Treasury Securities [Member] | One Point Eight Eight Percent U.S. Treasury Note Maturing At 15-June-2012 [Member]
Face Value			675,000
Maturity Date			Jun 15, 2012
Yield1			1.88%	[1]
Fair Value			681,102
% of Partners' Capital (Net Asset Value)			1.05%
Us Treasury Securities [Member] | Four Point Six Three Percent U.S. Treasury Note Maturing At 31-July-2012 [Member]
Face Value			300,000
Maturity Date			Jul 31, 2012
Yield1			4.63%	[1]
Fair Value			309,677
% of Partners' Capital (Net Asset Value)			0.48%
Us Treasury Securities [Member] | Zero Point Three Eight Percent U.S. Treasury Note Maturing At 30-September-2012 [Member]
Face Value			100,000
Maturity Date			Sep 30, 2012
Yield1			0.38%	[1]
Fair Value			100,287
% of Partners' Capital (Net Asset Value)			0.16%
Us Treasury Securities [Member] | Three Point Eight Eight Percent U.S. Treasury Note Maturing At 31-October-2012 [Member]
Face Value			450,000
Maturity Date			Oct 31, 2012
Yield1			3.88%	[1]
Fair Value			466,826
% of Partners' Capital (Net Asset Value)			0.72%
Us Treasury Securities [Member] | One Point Three Eight Percent U.S. Treasury Note Maturing At 15-November-2012 [Member]
Face Value			200,000
Maturity Date			Nov 15, 2012
Yield1			1.38%	[1]
Fair Value			202,490
% of Partners' Capital (Net Asset Value)			0.31%
Us Treasury Securities [Member] | Zero Point Five Percent U.S. Treasury Note Maturing At 30-November-2012 [Member]
Face Value			300,000
Maturity Date			Nov 30, 2012
Yield1			0.50%	[1]
Fair Value			$ 301,092
% of Partners' Capital (Net Asset Value)			0.47%

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.

U.S. Government Sponsored Enterprise Notes (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
% of Partners' Capital (Net Asset Value)	55.95%		73.14%
U.S. Government Sponsored Enterprise Notes [Member]
Fair Value	$ 652,812		$ 4,989,359
% of Partners' Capital (Net Asset Value)	1.31%		7.73%
Investment Owned, at Cost	656,328		5,013,078
U.S. Government Sponsored Enterprise Notes [Member] | One Point Five Percent Federal Home Loan Bank Maturing At 16-January-2013 [Member]
Face Value	200,000		200,000
Maturity Date	Jan 16, 2013		Jan 16, 2013
Yield1	1.50%	[1]	1.50%	[1]
Fair Value	201,482		203,858
% of Partners' Capital (Net Asset Value)	0.40%		0.32%
U.S. Government Sponsored Enterprise Notes [Member] | Zero Point Three Eight Percent Federal Home Loan Bank Maturing At 29-January-2013 [Member]
Face Value	200,000
Maturity Date	Jan 29, 2013
Yield1	0.38%	[1]
Fair Value	200,355
% of Partners' Capital (Net Asset Value)	0.40%
U.S. Government Sponsored Enterprise Notes [Member] | Zero Point Five Percent Federal National Mortgage Assoc. Maturing At 9-August-2013 [Member]
Face Value	250,000
Maturity Date	Aug 9, 2013
Yield1	0.50%	[1]
Fair Value	250,975
% of Partners' Capital (Net Asset Value)	0.51%
U.S. Government Sponsored Enterprise Notes [Member] | Zero Point One Seven Percent Federal Home Loan Bank Maturing At 2-April-2012 [Member]
Face Value			250,000
Maturity Date			Apr 2, 2012
Yield1			0.17%	[1]
Fair Value			250,035
% of Partners' Capital (Net Asset Value)			0.39%
U.S. Government Sponsored Enterprise Notes [Member] | One Point Eight Eight Percent Federal Home Loan Bank Maturing At 20-June-2012 [Member]
Face Value			250,000
Maturity Date			Jun 20, 2012
Yield1			1.88%	[1]
Fair Value			252,129
% of Partners' Capital (Net Asset Value)			0.39%
U.S. Government Sponsored Enterprise Notes [Member] | Zero Point Two Five Percent Federal Home Loan Bank Maturing At 27-June-2012 [Member]
Face Value			250,000
Maturity Date			Jun 27, 2012
Yield1			0.25%	[1]
Fair Value			250,098
% of Partners' Capital (Net Asset Value)			0.39%
U.S. Government Sponsored Enterprise Notes [Member] | Zero Point Two Five Percent Federal Home Loan Bank Maturing At 25-July-2012 [Member]
Face Value			300,000
Maturity Date			Jul 25, 2012
Yield1			0.25%	[1]
Fair Value			300,457
% of Partners' Capital (Net Asset Value)			0.46%
U.S. Government Sponsored Enterprise Notes [Member] | Zero Point Three Five Percent Federal Home Loan Bank Maturing At 10-August-2012 [Member]
Face Value			250,000
Maturity Date			Aug 10, 2012
Yield1			0.35%	[1]
Fair Value			250,183
% of Partners' Capital (Net Asset Value)			0.39%
U.S. Government Sponsored Enterprise Notes [Member] | One Point Seven Five Percent Federal Home Loan Bank Maturing At 22-August-2012 [Member]
Face Value			600,000
Maturity Date			Aug 22, 2012
Yield1			1.75%	[1]
Fair Value			609,527
% of Partners' Capital (Net Asset Value)			0.94%
U.S. Government Sponsored Enterprise Notes [Member] | Zero Point One Eight Percent Federal Home Loan Mortgage Corp. Maturing At 10-July-2012 [Member]
Face Value			250,000
Maturity Date			Jul 10, 2012
Yield1			0.18%	[1]
Fair Value			249,935
% of Partners' Capital (Net Asset Value)			0.39%
U.S. Government Sponsored Enterprise Notes [Member] | One Point Three Eight Percent Federal Home Loan Mortgage Corp. Maturing At 9-January-2013 [Member]
Face Value			500,000
Maturity Date			Jan 9, 2013
Yield1			1.38%	[1]
Fair Value			509,053
% of Partners' Capital (Net Asset Value)			0.79%
U.S. Government Sponsored Enterprise Notes [Member] | Zero Point Five Five Percent Federal Home Loan Mortgage Corp. Maturing At 23-September-2013 [Member]
Face Value			250,000
Maturity Date			Sep 23, 2013
Yield1			0.55%	[1]
Fair Value			250,068
% of Partners' Capital (Net Asset Value)			0.39%
U.S. Government Sponsored Enterprise Notes [Member] | Zero Point Five Five Percent Federal Home Loan Mortgage Corp. Maturing At 30-September-2013 [Member]
Face Value			250,000
Maturity Date			Sep 30, 2013
Yield1			0.55%	[1]
Fair Value			250,143
% of Partners' Capital (Net Asset Value)			0.39%
U.S. Government Sponsored Enterprise Notes [Member] | Four Point Eight Eight Percent Federal National Mortgage Association Maturing At 18-May-2012 [Member]
Face Value			400,000
Maturity Date			May 18, 2012
Yield1			4.88%	[1]
Fair Value			409,703
% of Partners' Capital (Net Asset Value)			0.63%
U.S. Government Sponsored Enterprise Notes [Member] | Zero Point One Eight Percent Federal National Mortgage Association Maturing At 16-July-2012 [Member]
Face Value			250,000
Maturity Date			Jul 16, 2012
Yield1			0.18%	[1]
Fair Value			249,933
% of Partners' Capital (Net Asset Value)			0.39%
U.S. Government Sponsored Enterprise Notes [Member] | One Point One Three Percent Federal National Mortgage Association Maturing At 30-July-2012 [Member]
Face Value			200,000
Maturity Date			Jul 30, 2012
Yield1			1.13%	[1]
Fair Value			202,018
% of Partners' Capital (Net Asset Value)			0.31%
U.S. Government Sponsored Enterprise Notes [Member] | Zero Point Five Percent Federal National Mortgage Association Maturing At 30-October-2012 [Member]
Face Value			750,000
Maturity Date			Oct 30, 2012
Yield1			0.50%	[1]
Fair Value			$ 752,219
% of Partners' Capital (Net Asset Value)			1.16%

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.

Foreign Government Sponsored Enterprise Notes (Foreign Government Sponsored Enterprise Notes [Member], USD $)	Dec. 31, 2011	Dec. 31, 2011 Foreign [Member] One Point Eight Eight Percent African Development Bank Maturing At 23-January-2012 [Member]		Dec. 31, 2011 Foreign [Member] Four Point Six Three Percent European Investment Bank Maturing At 21-March-2012 [Member]		Dec. 31, 2011 Foreign [Member] Two Point Two Five Percent Soc. De Financement De L'economie Fr. Maturing At 11-June-2012 [Member]
Face Value		$ 200,000		$ 200,000		$ 250,000
Maturity Date		Jan 23, 2012		Mar 21, 2012		Jun 11, 2012
Yield1		1.88%	[1]	4.63%	[1]	2.25%	[1]
Fair Value	5,646,664	201,791		204,235		251,279
% of Partners' Capital (Net Asset Value)	8.75%	0.31%		0.32%		0.39%
Investment Owned, at Cost	$ 5,680,093

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.

U.S. Commercial Paper (U.S [Member] Commercial Paper [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Automotive [Member] Zero Point One Seven Percent Bmw Us Capital, Llc Maturing At 8-January-2013 [Member]		Dec. 31, 2011 Automotive [Member] Zero Point Three Eight Percent Bmw Us Capital, Llc Maturing At 9-January-2012 [Member]		Dec. 31, 2012 Banks [Member] Zero Point Two Five Percent Hsbc Usa Inc. Maturing At 19-February-2013 [Member]		Dec. 31, 2012 Banks [Member] Zero Point Two Four Percent Mizuho Funding Llc Maturing At 30-January-2013 [Member]		Dec. 31, 2011 Banks [Member] Zero Point Two Nine Percent Bank Of Tokyo-Mitsubishi (Ny) Maturing At 25-January-2012 [Member]		Dec. 31, 2011 Banks [Member] Zero Point Four Five Percent Credit Suisse (Usa), Inc. Maturing At 15-February-2012 [Member]		Dec. 31, 2011 Banks [Member] Zero Point Five Five Percent Goldman Sachs Maturing At 19-March-2012 [Member]		Dec. 31, 2011 Banks [Member] Zero Point Two Percent Hsbc Usa Inc. Maturing At 27-January-2012 [Member]		Dec. 31, 2011 Banks [Member] Zero Point Two Percent Standard Chartered Bank (Ny) Maturing At 4-January-2012 [Member]		Dec. 31, 2011 Banks [Member] Zero Point One Eight Percent Union Bank, Na Maturing At 6-February-2012 [Member]		Dec. 31, 2011 Beverages [Member] Zero Point Two Five Percent Anheuser-Busch Inbev Worldwide Inc. Maturing At 2-February-2012 [Member]		Dec. 31, 2011 Charity [Member] Zero Point One Percent Salvation Army Maturing At 25-January-2012 [Member]		Dec. 31, 2012 Diversified Financial Services [Member] Zero Point Two Five Percent Ing (U.S.) Funding Llc Maturing At 4-January-2013 [Member]		Dec. 31, 2012 Diversified Financial Services [Member] Zero Point One Eight Percent Uob Funding Llc Maturing At 22-January-2013 [Member]		Dec. 31, 2011 Diversified Financial Services [Member] Zero Point One Seven Percent American Honda Finance Corp. Maturing At 18-January-2012 [Member]		Dec. 31, 2011 Diversified Financial Services [Member] Zero Point One Four Percent General Electric Capital Corp. Maturing At 11-January-2012 [Member]		Dec. 31, 2011 Diversified Financial Services [Member] Zero Point Three Five Percent Ing (U.S.) Funding Llc Maturing At 27-February-2012 [Member]		Dec. 31, 2011 Diversified Financial Services [Member] Zero Point Three Two Percent Nordea Invest Mgmt North America, Inc. Maturing At 6-January-2012 [Member]		Dec. 31, 2011 Diversified Financial Services [Member] Zero Point Zero Eight Percent Paccar Financial Corp. Maturing At 9-January-2012 [Member]		Dec. 31, 2011 Diversified Financial Services [Member] Zero Point One One Percent Private Export Funding Corp. Maturing At 15-February-2012 [Member]		Dec. 31, 2011 Diversified Financial Services [Member] Zero Point Three Five Percent River Fuel Trust 1 Maturing At 13-January-2012 [Member]		Dec. 31, 2012 Energy [Member] Zero Point Two Eight Percent Devon Energy Corporation Maturing At 16-January-2013 [Member]		Dec. 31, 2012 Energy [Member] Zero Point Four Two Percent Nextera Energy Capital Holdings, Inc. Maturing At 2-January-2013 [Member]		Dec. 31, 2012 Energy [Member] Zero Point Two Two Percent Oglethorpe Power Corp. Maturing At 19-February-2013 [Member]		Dec. 31, 2012 Energy [Member] Zero Point Four Percent Oneok, Inc. Maturing At 14-January-2013 [Member]		Dec. 31, 2011 Energy [Member] Zero Point Five Percent Nextera Energy Maturing At 11-January-2012 [Member]		Dec. 31, 2011 Energy [Member] Zero Point One Seven Percent Oglethorpe Power Corp. Maturing At 12-January-2012 [Member]		Dec. 31, 2011 Energy [Member] Zero Point One Seven Percent Southern Company Maturing At 11-January-2012 [Member]		Dec. 31, 2011 Food [Member] Zero Point One Nine Percent Kellogg Company Maturing At 5-January-2012 [Member]		Dec. 31, 2011 Insurance [Member] Zero Point Zero Seven Percent Metlife Funding, Inc. Maturing At 10-January-2012 [Member]
Face Value			$ 150,000		$ 250,000		$ 200,000		$ 250,000		$ 200,000		$ 200,000		$ 150,000		$ 150,000		$ 250,000		$ 200,000		$ 250,000		$ 150,000		$ 250,000		$ 120,000		$ 150,000		$ 250,000		$ 200,000		$ 200,000		$ 250,000		$ 250,000		$ 150,000		$ 250,000		$ 250,000		$ 250,000		$ 305,000		$ 270,000		$ 300,000		$ 250,000		$ 250,000		$ 200,000
Maturity Date			Jan 8, 2013		Jan 9, 2012		Feb 19, 2013		Jan 30, 2013		Jan 25, 2012		Feb 15, 2012		Mar 19, 2012		Jan 27, 2012		Jan 4, 2012		Feb 6, 2012		Feb 2, 2012		Jan 25, 2012		Jan 4, 2013		Jan 22, 2013		Jan 18, 2012		Jan 11, 2012		Feb 27, 2012		Jan 6, 2012		Jan 9, 2012		Feb 15, 2012		Jan 13, 2012		Jan 16, 2013		Jan 2, 2013		Feb 19, 2013		Jan 14, 2013		Jan 11, 2012		Jan 12, 2012		Jan 11, 2012		Jan 5, 2012		Jan 10, 2012
Yield1			0.17%	[1]	0.38%	[1]	0.25%	[1]	0.24%	[1]	0.29%	[1]	0.45%	[1]	0.55%	[1]	0.20%	[1]	0.20%	[1]	0.18%	[1]	0.25%	[1]	0.10%	[1]	0.25%	[1]	0.18%	[1]	0.17%	[1]	0.14%	[1]	0.35%	[1]	0.32%	[1]	0.08%	[1]	0.11%	[1]	0.35%	[1]	0.28%	[1]	0.42%	[1]	0.22%	[1]	0.40%	[1]	0.50%	[1]	0.17%	[1]	0.17%	[1]	0.19%	[1]	0.07%	[1]
Fair Value	2,024,710	4,519,245	149,995		249,979		199,932		249,952		199,961		199,888		149,821		149,966		249,995		199,964		249,944		149,990		249,995		119,987		149,988		249,999		199,889		199,991		249,996		249,966		149,980		249,971		249,997		249,925		304,956		269,966		299,984		249,988		249,995		199,995
% of Partners' Capital (Net Asset Value)	4.05%	7.01%	0.30%		0.39%		0.40%		0.50%		0.31%		0.31%		0.23%		0.23%		0.39%		0.31%		0.39%		0.23%		0.50%		0.24%		0.23%		0.39%		0.31%		0.31%		0.39%		0.39%		0.23%		0.50%		0.50%		0.50%		0.61%		0.42%		0.46%		0.39%		0.39%		0.31%
Investment Owned, at Cost	$ 2,024,306	$ 4,518,227

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.

Foreign Commercial Paper (Commercial Paper [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Foreign [Member] Banks [Member] Zero Point Eight Nine Percent Dbs Bank Ltd. Maturing At 1-February-2013 [Member]		Dec. 31, 2012 Foreign [Member] Banks [Member] Zero Point Two Percent Sumitomo Mitsui Banking Corporation Maturing At 3-January-2013 [Member]		Dec. 31, 2011 Foreign [Member] Banks [Member] Zero Point Two Five Percent Australia and New Zealand Banking Group Maturing At 7-February-2012 [Member]		Dec. 31, 2011 Foreign [Member] Banks [Member] Zero Point One Percent John Deere Bank Sa Maturing At 6-January-2012 [Member]		Dec. 31, 2011 Foreign [Member] Banks [Member] Zero Point Two Percent Mizuho Funding Llc Maturing At 17-January-2012 [Member]		Dec. 31, 2011 Foreign [Member] Banks [Member] Zero Point Five Three Percent Oversea-Chinese Banking Corp. Ltd Maturing At 8-March-2012 [Member]		Dec. 31, 2011 Foreign [Member] Banks [Member] Zero Point Two Four Percent Sumitomo Mitsui Banking Corp. Maturing At 27-January-2012 [Member]		Dec. 31, 2012 Foreign [Member] Diversified Financial Services [Member] Zero Point Two Two Percent Toyota Credit Canada Inc. Maturing At 17-January-2013 [Member]		Dec. 31, 2012 Foreign [Member] Energy [Member] Zero Point Two Four Percent Gdf Suez Maturing At 4-February-2013 [Member]		Dec. 31, 2011 Foreign [Member] Energy [Member] Zero Point One Nine Percent Bp Capital Markets Maturing At 4-January-2012 [Member]		Dec. 31, 2011 Foreign [Member] Energy [Member] Zero Point One Nine Percent Gdf Suez Maturing At 1-February-2012 [Member]		Dec. 31, 2011 Foreign [Member] Energy [Member] Zero Point Five Five Percent Pacific Gas and Electric Maturing At 5-January-2012 [Member]		Dec. 31, 2012 Foreign [Member] Household Products [Member] Zero Point Seven Five Percent Reckitt Benckiser Treasury Services Plc Maturing At 5-March-2013 [Member]		Dec. 31, 2012 Foreign [Member] Multinational [Member] Zero Point Two Four Percent Corporacion Andina De Fomento Maturing At 15-February-2013 [Member]		Dec. 31, 2011 Foreign [Member] Consumer Products [Member] Zero Point Three Percent Reckitt Benckiser Maturing At 4-January-2012 [Member]		Dec. 31, 2011 Foreign [Member] Government Sponsored Enterprise [Member] Zero Point Three Three Percent Corporacion Andina De Fomento Maturing At 14-February-2012 [Member]		Dec. 31, 2011 Foreign [Member] Healthcare [Member] Zero Point Two One Percent Covidien International Finance S.. Maturing At 10-January-2012 [Member]
Face Value			$ 250,000		$ 250,000		$ 250,000		$ 250,000		$ 250,000		$ 250,000		$ 250,000		$ 200,000		$ 250,000		$ 250,000		$ 250,000		$ 250,000		$ 250,000		$ 250,000		$ 250,000		$ 250,000		$ 250,000
Maturity Date			Feb 1, 2013		Jan 3, 2013		Feb 7, 2012		Jan 6, 2012		Jan 17, 2012		Mar 8, 2012		Jan 27, 2012		Jan 17, 2013		Feb 4, 2013		Jan 4, 2012		Feb 1, 2012		Jan 5, 2012		Mar 5, 2013		Feb 15, 2013		Jan 4, 2012		Feb 14, 2012		Jan 10, 2012
Yield1			0.89%	[1]	0.20%	[1]	0.25%	[1]	0.10%	[1]	0.20%	[1]	0.53%	[1]	0.24%	[1]	0.22%	[1]	0.24%	[1]	0.19%	[1]	0.19%	[1]	0.55%	[1]	0.75%	[1]	0.24%	[1]	0.30%	[1]	0.33%	[1]	0.21%	[1]
Fair Value	3,474,435	7,268,685	249,982		249,997		249,936		249,997		249,978		249,753		249,957		199,980		249,943		249,995		249,959		249,985		249,898		249,925		249,994		249,899		249,987
% of Partners' Capital (Net Asset Value)	6.95%	11.30%	0.50%		0.50%		0.39%		0.39%		0.39%		0.39%		0.39%		0.40%		0.50%		0.39%		0.39%		0.39%		0.50%		0.50%		0.39%		0.39%		0.39%
Investment Owned, at Cost	$ 3,469,798	$ 7,266,988

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.

U.S. Corporate Notes (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
% of Partners' Capital (Net Asset Value)	55.95%		73.14%
Corporate Notes [Member]
Fair Value	$ 16,049,322		$ 27,936,271
% of Partners' Capital (Net Asset Value)	32.09%		43.19%
Investment Owned, at Cost	16,084,857		28,397,576
U.S [Member] | Corporate Notes [Member]
Fair Value	11,826,537		19,933,426
% of Partners' Capital (Net Asset Value)	23.65%		30.81%
Investment Owned, at Cost	11,858,249		20,299,965
U.S [Member] | Corporate Notes [Member] | Aerospace [Member] | Zero Point Five Eight Percent United Technologies Maturing At 2-December-2013 [Member]
Face Value	600,000
Maturity Date	Dec 2, 2013
Yield1	0.58%	[1]
Fair Value	601,931
% of Partners' Capital (Net Asset Value)	1.21%
U.S [Member] | Corporate Notes [Member] | Aerospace [Member] | One Point Eight Eight Percent Boeing Maturing At 20-November-2012 [Member]
Face Value			225,000
Maturity Date			Nov 20, 2012
Yield1			1.88%	[1]
Fair Value			227,826
% of Partners' Capital (Net Asset Value)			0.35%
U.S [Member] | Corporate Notes [Member] | Aerospace [Member] | Nine Point Seven Five Percent Mcdonnell Douglas Maturing At 1-April-2012 [Member]
Face Value			200,000
Maturity Date			Apr 1, 2012
Yield1			9.75%	[1]
Fair Value			209,283
% of Partners' Capital (Net Asset Value)			0.32%
U.S [Member] | Corporate Notes [Member] | Agriculture [Member] | Seven Point One Three Percent Archer-Daniels-Midland Company Maturing At 1-March-2013 [Member]
Face Value	200,000
Maturity Date	Mar 1, 2013
Yield1	7.13%	[1]
Fair Value	206,845
% of Partners' Capital (Net Asset Value)	0.41%
U.S [Member] | Corporate Notes [Member] | Agriculture [Member] | Zero Point Six One Percent Archer-Daniels-Midland Maturing At 13-August-2012 [Member]
Face Value			200,000
Maturity Date			Aug 13, 2012
Yield1			0.61%	[1]
Fair Value			200,488
% of Partners' Capital (Net Asset Value)			0.31%
U.S [Member] | Corporate Notes [Member] | Apparel [Member] | One Point Zero Six Percent V.F. Corporation Maturing At 23-August-2013 [Member]
Face Value	75,000
Maturity Date	Aug 23, 2013
Yield1	1.06%	[1]
Fair Value	75,452
% of Partners' Capital (Net Asset Value)	0.15%
U.S [Member] | Corporate Notes [Member] | Apparel [Member] | One Point Two Five Percent V.F. Corporation Maturing At 23-August-2013 [Member]
Face Value			75,000
Maturity Date			Aug 23, 2013
Yield1			1.25%	[1]
Fair Value			75,229
% of Partners' Capital (Net Asset Value)			0.12%
U.S [Member] | Corporate Notes [Member] | Automotive [Member] | One Point Three Percent Daimler Finance North America Llc Maturing At 31-July-2015 [Member]
Face Value	450,000
Maturity Date	Jul 31, 2015
Yield1	1.30%	[1]
Fair Value	455,047
% of Partners' Capital (Net Asset Value)	0.92%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | One Point Seven Three Percent Bank Of America Maturing At 30-January-2014 [Member]
Face Value	200,000
Maturity Date	Jan 30, 2014
Yield1	1.73%	[1]
Fair Value	202,286
% of Partners' Capital (Net Asset Value)	0.40%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | One Point Two Nine Percent Citigroup Inc. Maturing At 1-April-2014 [Member]
Face Value	9,000
Maturity Date	Apr 1, 2014
Yield1	1.29%	[1]
Fair Value	9,040
% of Partners' Capital (Net Asset Value)	0.02%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | One Point Three One Percent Goldman Sachs Maturing At 7-February-2014 [Member]
Face Value	150,000
Maturity Date	Feb 7, 2014
Yield1	1.31%	[1]
Fair Value	150,736
% of Partners' Capital (Net Asset Value)	0.30%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | One Point Zero Six Percent Jpmorgan Chase Co. Maturing At 2-May-2014 [Member]
Face Value	450,000
Maturity Date	May 2, 2014
Yield1	1.06%	[1]
Fair Value	453,285
% of Partners' Capital (Net Asset Value)	0.92%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | Zero Point Six Five Percent Morgan Stanley Maturing At 9-January-2014 [Member]
Face Value	200,000
Maturity Date	Jan 9, 2014
Yield1	0.65%	[1]
Fair Value	198,893
% of Partners' Capital (Net Asset Value)	0.40%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | One Point One Three Percent U.S. Bancorp Maturing At 30-October-2013 [Member]
Face Value	200,000
Maturity Date	Oct 30, 2013
Yield1	1.13%	[1]
Fair Value	201,676
% of Partners' Capital (Net Asset Value)	0.40%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | Two Point Two Five Percent Ubs Ag (Usa) Maturing At 12-August-2013 [Member]
Face Value	250,000
Maturity Date	Aug 12, 2013
Yield1	2.25%	[1]
Fair Value	254,563
% of Partners' Capital (Net Asset Value)	0.51%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | One Point Eight Five Percent Bank Of America Maturing At 30-January-2014 [Member]
Face Value			450,000
Maturity Date			Jan 30, 2014
Yield1			1.85%	[1]
Fair Value			407,722
% of Partners' Capital (Net Asset Value)			0.63%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | Four Point Nine Five Percent Bank Of New York Mellon Maturing At 1-November-2012 [Member]
Face Value			250,000
Maturity Date			Nov 1, 2012
Yield1			4.95%	[1]
Fair Value			261,274
% of Partners' Capital (Net Asset Value)			0.40%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | Three Point Eight Five Percent Bbt Maturing At 27-July-2012 [Member]
Face Value			300,000
Maturity Date			Jul 27, 2012
Yield1			3.85%	[1]
Fair Value			309,835
% of Partners' Capital (Net Asset Value)			0.48%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | One Point Three Percent Citigroup Maturing At 1-April-2014 [Member]
Face Value			450,000
Maturity Date			Apr 1, 2014
Yield1			1.30%	[1]
Fair Value			425,538
% of Partners' Capital (Net Asset Value)			0.66%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | Three Point Four Five Percent Credit Suisse Ag (Ny) Maturing At 2-July-2012 [Member]
Face Value			200,000
Maturity Date			Jul 2, 2012
Yield1			3.45%	[1]
Fair Value			205,652
% of Partners' Capital (Net Asset Value)			0.32%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | One Point Three Six Percent Credit Suisse Ag (Ny) Maturing At 14-January-2014 [Member]
Face Value			450,000
Maturity Date			Jan 14, 2014
Yield1			1.36%	[1]
Fair Value			436,874
% of Partners' Capital (Net Asset Value)			0.68%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | Six Point Five Percent Credit Suisse (Usa), Inc. Maturing At 15-January-2012 [Member]
Face Value			100,000
Maturity Date			Jan 15, 2012
Yield1			6.50%	[1]
Fair Value			103,179
% of Partners' Capital (Net Asset Value)			0.16%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | One Point Seven Five Percent Gmac Maturing At 30-October-2012 [Member]
Face Value			250,000
Maturity Date			Oct 30, 2012
Yield1			1.75%	[1]
Fair Value			253,966
% of Partners' Capital (Net Asset Value)			0.39%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | Two Point Two Percent Gmac Maturing At 19-December-2012 [Member]
Face Value			300,000
Maturity Date			Dec 19, 2012
Yield1			2.20%	[1]
Fair Value			305,941
% of Partners' Capital (Net Asset Value)			0.47%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | Six Point Six Percent Goldman Sachs Maturing At 15-January-2012 [Member]
Face Value			150,000
Maturity Date			Jan 15, 2012
Yield1			6.60%	[1]
Fair Value			154,762
% of Partners' Capital (Net Asset Value)			0.24%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | Zero Point Six Two Percent Goldman Sachs Maturing At 6-February-2012 [Member]
Face Value			250,000
Maturity Date			Feb 6, 2012
Yield1			0.62%	[1]
Fair Value			249,863
% of Partners' Capital (Net Asset Value)			0.39%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | One Point Four Four Percent Goldman Sachs Maturing At 7-February-2014 [Member]
Face Value			505,000
Maturity Date			Feb 7, 2014
Yield1			1.44%	[1]
Fair Value			473,147
% of Partners' Capital (Net Asset Value)			0.73%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | One Point Three Percent Jpmorgan Chase Maturing At 2-May-2014 [Member]
Face Value			450,000
Maturity Date			May 2, 2014
Yield1			1.30%	[1]
Fair Value			436,994
% of Partners' Capital (Net Asset Value)			0.68%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | One Point Four One Percent Morgan Stanley Maturing At 29-April-2013 [Member]
Face Value			225,000
Maturity Date			Apr 29, 2013
Yield1			1.41%	[1]
Fair Value			212,595
% of Partners' Capital (Net Asset Value)			0.33%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | Zero Point Six Nine Percent Morgan Stanley Maturing At 9-January-2014 [Member]
Face Value			450,000
Maturity Date			Jan 9, 2014
Yield1			0.69%	[1]
Fair Value			407,852
% of Partners' Capital (Net Asset Value)			0.63%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | Five Point Two Five Percent Wells Fargo Company Maturing At 23-October-2012 [Member]
Face Value			300,000
Maturity Date			Oct 23, 2012
Yield1			5.25%	[1]
Fair Value			313,498
% of Partners' Capital (Net Asset Value)			0.48%
U.S [Member] | Corporate Notes [Member] | Banks [Member] | Four Point Three Eight Percent Wells Fargo Company Maturing At 31-January-2013 [Member]
Face Value			200,000
Maturity Date			Jan 31, 2013
Yield1			4.38%	[1]
Fair Value			210,370
% of Partners' Capital (Net Asset Value)			0.33%
U.S [Member] | Corporate Notes [Member] | Beverages [Member] | Zero Point Seven One Percent Anheuser-Busch Inbev Worldwide Inc. Maturing At 14-July-2014 [Member]
Face Value	450,000
Maturity Date	Jul 14, 2014
Yield1	0.71%	[1]
Fair Value	452,402
% of Partners' Capital (Net Asset Value)	0.91%
U.S [Member] | Corporate Notes [Member] | Beverages [Member] | Five Percent Coca-Cola Enterprises, Inc. Maturing At 15-August-2013 [Member]
Face Value	300,000		300,000
Maturity Date	Aug 15, 2013		Aug 15, 2013
Yield1	5.00%	[1]	5.00%	[1]
Fair Value	314,237		324,729
% of Partners' Capital (Net Asset Value)	0.63%		0.50%
U.S [Member] | Corporate Notes [Member] | Beverages [Member] | Zero Point Seven Six Percent Anheuser-Busch Inbev Worldwide Inc. Maturing At 14-July-2014 [Member]
Face Value			450,000
Maturity Date			Jul 14, 2014
Yield1			0.76%	[1]
Fair Value			448,582
% of Partners' Capital (Net Asset Value)			0.69%
U.S [Member] | Corporate Notes [Member] | Beverages [Member] | Three Point Seven Five Percent Coca-Cola Enterprises, Inc. Maturing At 1-March-2012 [Member]
Face Value			300,000
Maturity Date			Mar 1, 2012
Yield1			3.75%	[1]
Fair Value			101,694
% of Partners' Capital (Net Asset Value)			0.16%
U.S [Member] | Corporate Notes [Member] | Biotechnology [Member] | Two Point Four Percent Gilead Sciences, Inc. Maturing At 1-December-2014 [Member]
Face Value	175,000
Maturity Date	Dec 1, 2014
Yield1	2.40%	[1]
Fair Value	180,827
% of Partners' Capital (Net Asset Value)	0.36%
U.S [Member] | Corporate Notes [Member] | Computers [Member] | Zero Point Seven One Percent Hewlett-Packard Company Maturing At 30-May-2014 [Member]
Face Value	225,000
Maturity Date	May 30, 2014
Yield1	0.71%	[1]
Fair Value	220,657
% of Partners' Capital (Net Asset Value)	0.44%
U.S [Member] | Corporate Notes [Member] | Computers [Member] | One Point Eight Six Percent Hewlett-Packard Company Maturing At 19-September-2014 [Member]
Face Value	100,000
Maturity Date	Sep 19, 2014
Yield1	1.86%	[1]
Fair Value	99,150
% of Partners' Capital (Net Asset Value)	0.20%
U.S [Member] | Corporate Notes [Member] | Computers [Member] | Zero Point Nine Seven Percent Dell Inc. Maturing At 1-April-2014 [Member]
Face Value			450,000
Maturity Date			Apr 1, 2014
Yield1			0.97%	[1]
Fair Value			453,785
% of Partners' Capital (Net Asset Value)			0.70%
U.S [Member] | Corporate Notes [Member] | Computers [Member] | Zero Point Six Four Percent Hewlett-Packard Company Maturing At 1-March-2012 [Member]
Face Value			200,000
Maturity Date			Mar 1, 2012
Yield1			0.64%	[1]
Fair Value			200,019
% of Partners' Capital (Net Asset Value)			0.31%
U.S [Member] | Corporate Notes [Member] | Computers [Member] | Zero Point Nine Two Percent Hewlett-Packard Company Maturing At 30-May-2014 [Member]
Face Value			225,000
Maturity Date			May 30, 2014
Yield1			0.92%	[1]
Fair Value			217,726
% of Partners' Capital (Net Asset Value)			0.34%
U.S [Member] | Corporate Notes [Member] | Computers [Member] | Two Point One One Percent Hewlett-Packard Company Maturing At 19-September-2014 [Member]
Face Value			100,000
Maturity Date			Sep 19, 2014
Yield1			2.11%	[1]
Fair Value			99,587
% of Partners' Capital (Net Asset Value)			0.15%
U.S [Member] | Corporate Notes [Member] | Computers [Member] | Six Point Five Percent Ibm Maturing At 15-October-2013 [Member]
Face Value			550,000
Maturity Date			Oct 15, 2013
Yield1			6.50%	[1]
Fair Value			614,082
% of Partners' Capital (Net Asset Value)			0.95%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Seven Six Percent American Honda Finance Corp. Maturing At 8-May-2014 [Member]
Face Value	250,000
Maturity Date	May 8, 2014
Yield1	0.76%	[1]
Fair Value	251,332
% of Partners' Capital (Net Asset Value)	0.50%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | One Percent American Honda Finance Corp. Maturing At 11-August-2015 [Member]
Face Value	200,000
Maturity Date	Aug 11, 2015
Yield1	1.00%	[1]
Fair Value	201,736
% of Partners' Capital (Net Asset Value)	0.40%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Six One Percent Blackrock, Inc. Maturing At 24-May-2013 [Member]
Face Value	200,000
Maturity Date	May 24, 2013
Yield1	0.61%	[1]
Fair Value	200,343
% of Partners' Capital (Net Asset Value)	0.40%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Six Five Percent Caterpillar Financial Services Corp. Maturing At 1-April-2014 [Member]
Face Value	45,000
Maturity Date	Apr 1, 2014
Yield1	0.65%	[1]
Fair Value	45,246
% of Partners' Capital (Net Asset Value)	0.09%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Six Six Percent Caterpillar Financial Services Corp. Maturing At 9-February-2015 [Member]
Face Value	250,000
Maturity Date	Feb 9, 2015
Yield1	0.66%	[1]
Fair Value	251,331
% of Partners' Capital (Net Asset Value)	0.50%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Nine Eight Percent General Electric Capital Corporation Maturing At 7-April-2014 [Member]
Face Value	200,000
Maturity Date	Apr 7, 2014
Yield1	0.98%	[1]
Fair Value	201,538
% of Partners' Capital (Net Asset Value)	0.40%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Six Seven Percent Paccar Financial Corp. Maturing At 5-April-2013 [Member]
Face Value	300,000
Maturity Date	Apr 5, 2013
Yield1	0.67%	[1]
Fair Value	300,496
% of Partners' Capital (Net Asset Value)	0.60%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | One Point Zero Four Percent Ssif Nevada, Limited Partnership Maturing At 14-April-2014 [Member]
Face Value	225,000
Maturity Date	Apr 14, 2014
Yield1	1.04%	[1]
Fair Value	226,767
% of Partners' Capital (Net Asset Value)	0.45%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Eight Percent Toyota Motor Credit Corp. Maturing At 11-October-2013 [Member]
Face Value	200,000
Maturity Date	Oct 11, 2013
Yield1	0.80%	[1]
Fair Value	201,047
% of Partners' Capital (Net Asset Value)	0.40%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | One Percent Toyota Motor Credit Corp. Maturing At 17-February-2015 [Member]
Face Value	275,000
Maturity Date	Feb 17, 2015
Yield1	1.00%	[1]
Fair Value	277,882
% of Partners' Capital (Net Asset Value)	0.56%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Six Eight Percent American Honda Finance Corp. Maturing At 29-June-2012 [Member]
Face Value			250,000
Maturity Date			Jun 29, 2012
Yield1			0.68%	[1]
Fair Value			249,940
% of Partners' Capital (Net Asset Value)			0.39%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Eight One Percent Blackrock Maturing At 24-May-2013 [Member]
Face Value			200,000
Maturity Date			May 24, 2013
Yield1			0.81%	[1]
Fair Value			200,049
% of Partners' Capital (Net Asset Value)			0.31%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Two Percent Caterpillar Financial Services Maturing At 5-April-2013 [Member]
Face Value			200,000
Maturity Date			Apr 5, 2013
Yield1			2.00%	[1]
Fair Value			204,450
% of Partners' Capital (Net Asset Value)			0.32%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Six Six Percent Caterpillar Financial Services Maturing At 1-April-2014 [Member]
Face Value			45,000
Maturity Date			Apr 1, 2014
Yield1			0.66%	[1]
Fair Value			45,018
% of Partners' Capital (Net Asset Value)			0.07%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | One Point Eight Eight Percent Citigroup Funding Inc. Maturing At 22-October-2012 [Member]
Face Value			250,000
Maturity Date			Oct 22, 2012
Yield1			1.88%	[1]
Fair Value			254,338
% of Partners' Capital (Net Asset Value)			0.39%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Two Point Two Five Percent Citigroup Funding Inc. Maturing At 10-December-2012 [Member]
Face Value			250,000
Maturity Date			Dec 10, 2012
Yield1			2.25%	[1]
Fair Value			254,971
% of Partners' Capital (Net Asset Value)			0.39%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Two Point Six Three Percent General Electric Capital Corp. Maturing At 28-December-2012 [Member]
Face Value			200,000
Maturity Date			Dec 28, 2012
Yield1			2.63%	[1]
Fair Value			204,831
% of Partners' Capital (Net Asset Value)			0.32%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Two Point Eight Percent General Electric Capital Corp. Maturing At 8-January-2013 [Member]
Face Value			200,000
Maturity Date			Jan 8, 2013
Yield1			2.80%	[1]
Fair Value			206,491
% of Partners' Capital (Net Asset Value)			0.32%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Six Five Percent Hsbc Finance Corp. Maturing At 15-January-2014 [Member]
Face Value			450,000
Maturity Date			Jan 15, 2014
Yield1			0.65%	[1]
Fair Value			415,162
% of Partners' Capital (Net Asset Value)			0.64%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Seven Percent John Deere Capital Corp. Maturing At 15-March-2012 [Member]
Face Value			200,000
Maturity Date			Mar 15, 2012
Yield1			7.00%	[1]
Fair Value			206,845
% of Partners' Capital (Net Asset Value)			0.32%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Five Point Two Five Percent John Deere Capital Corp. Maturing At 1-October-2012 [Member]
Face Value			225,000
Maturity Date			Oct 1, 2012
Yield1			5.25%	[1]
Fair Value			235,792
% of Partners' Capital (Net Asset Value)			0.36%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Four Point Nine Five Percent John Deere Capital Corp. Maturing At 17-December-2012 [Member]
Face Value			200,000
Maturity Date			Dec 17, 2012
Yield1			4.95%	[1]
Fair Value			208,736
% of Partners' Capital (Net Asset Value)			0.32%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Three Point Six Three Percent Massmutual Global Funding Ii Maturing At 16-July-2012 [Member]
Face Value			300,000
Maturity Date			Jul 16, 2012
Yield1			3.63%	[1]
Fair Value			309,515
% of Partners' Capital (Net Asset Value)			0.48%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Seven Two Percent Paccar Financial Corp. Maturing At 5-April-2013 [Member]
Face Value			300,000
Maturity Date			Apr 5, 2013
Yield1			0.72%	[1]
Fair Value			299,863
% of Partners' Capital (Net Asset Value)			0.46%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Six Point Two Five Percent Principal Life Global Funding I Maturing At 15-February-2012 [Member]
Face Value			200,000
Maturity Date			Feb 15, 2012
Yield1			6.25%	[1]
Fair Value			205,904
% of Partners' Capital (Net Asset Value)			0.32%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | One Point One Percent Ssif Nevada, Lp Maturing At 14-April-2014 [Member]
Face Value			225,000
Maturity Date			Apr 14, 2014
Yield1			1.10%	[1]
Fair Value			221,978
% of Partners' Capital (Net Asset Value)			0.34%
U.S [Member] | Corporate Notes [Member] | Diversified Financial Services [Member] | Zero Point Five Nine Percent Toyota Motor Credit Corp. Maturing At 12-October-2012 [Member]
Face Value			200,000
Maturity Date			Oct 12, 2012
Yield1			0.59%	[1]
Fair Value			200,339
% of Partners' Capital (Net Asset Value)			0.31%
U.S [Member] | Corporate Notes [Member] | Energy [Member] | One Point Four Five Percent Occidental Petroleum Corporation Maturing At 13-December-2013 [Member]
Face Value	225,000
Maturity Date	Dec 13, 2013
Yield1	1.45%	[1]
Fair Value	227,521
% of Partners' Capital (Net Asset Value)	0.46%
U.S [Member] | Corporate Notes [Member] | Energy [Member] | Two Point Five Percent Pseg Power Llc Maturing At 15-April-2013 [Member]
Face Value	100,000
Maturity Date	Apr 15, 2013
Yield1	2.50%	[1]
Fair Value	101,105
% of Partners' Capital (Net Asset Value)	0.20%
U.S [Member] | Corporate Notes [Member] | Energy [Member] | Four Point Seven Five Percent Conocophillips Maturing At 15-October-2012 [Member]
Face Value			225,000
Maturity Date			Oct 15, 2012
Yield1			4.75%	[1]
Fair Value			233,975
% of Partners' Capital (Net Asset Value)			0.36%
U.S [Member] | Corporate Notes [Member] | Energy [Member] | Six Point Two Five Percent Duke Energy Carolinas, Llc Maturing At 15-January-2012 [Member]
Face Value			450,000
Maturity Date			Jan 15, 2012
Yield1			6.25%	[1]
Fair Value			463,685
% of Partners' Capital (Net Asset Value)			0.72%
U.S [Member] | Corporate Notes [Member] | Energy [Member] | Five Point Three Eight Percent Northern Natural Gas Company Maturing At 31-October-2012 [Member]
Face Value			250,000
Maturity Date			Oct 31, 2012
Yield1			5.38%	[1]
Fair Value			261,669
% of Partners' Capital (Net Asset Value)			0.40%
U.S [Member] | Corporate Notes [Member] | Energy [Member] | One Point Four Five Percent Occidental Petroleum Maturing At 13-December-2013 [Member]
Face Value			225,000
Maturity Date			Dec 13, 2013
Yield1			1.45%	[1]
Fair Value			229,064
% of Partners' Capital (Net Asset Value)			0.35%
U.S [Member] | Corporate Notes [Member] | Healthcare [Member] | Five Percent Roche Holdings, Inc. Maturing At 1-March-2014 [Member]
Face Value	230,000		230,000
Maturity Date	Mar 1, 2014		Mar 1, 2014
Yield1	5.00%	[1]	5.00%	[1]
Fair Value	245,448		252,648
% of Partners' Capital (Net Asset Value)	0.49%		0.39%
U.S [Member] | Corporate Notes [Member] | Household Products [Member] | Zero Point Seven Percent Procter Gamble Maturing At 15-August-2014 [Member]
Face Value	250,000
Maturity Date	Aug 15, 2014
Yield1	0.70%	[1]
Fair Value	252,266
% of Partners' Capital (Net Asset Value)	0.50%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Zero Point Six Eight Percent Berkshire Hathaway Finance Corp. Maturing At 10-January-2014 [Member]
Face Value	100,000
Maturity Date	Jan 10, 2014
Yield1	0.68%	[1]
Fair Value	100,486
% of Partners' Capital (Net Asset Value)	0.20%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Zero Point Seven Four Percent Berkshire Hathaway Inc. Maturing At 11-February-2013 [Member]
Face Value	300,000
Maturity Date	Feb 11, 2013
Yield1	0.74%	[1]
Fair Value	300,524
% of Partners' Capital (Net Asset Value)	0.60%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Five Point Three Eight Percent Jackson National Life Global Funding Maturing At 8-May-2013 [Member]
Face Value	100,000
Maturity Date	May 8, 2013
Yield1	5.38%	[1]
Fair Value	102,513
% of Partners' Capital (Net Asset Value)	0.21%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | One Point Two Five Percent Metlife Institutional Funding Ii Maturing At 4-April-2014 [Member]
Face Value	200,000
Maturity Date	Apr 4, 2014
Yield1	1.25%	[1]
Fair Value	202,319
% of Partners' Capital (Net Asset Value)	0.40%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Five Point Five Percent Monumental Global Funding Iii Maturing At 22-April-2013 [Member]
Face Value	200,000
Maturity Date	Apr 22, 2013
Yield1	5.50%	[1]
Fair Value	204,968
% of Partners' Capital (Net Asset Value)	0.41%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Five Point One Five Percent Pacific Life Global Funding Maturing At 15-April-2013 [Member]
Face Value	200,000		200,000
Maturity Date	Apr 15, 2013		Apr 15, 2013
Yield1	5.15%	[1]	5.15%	[1]
Fair Value	204,832		211,079
% of Partners' Capital (Net Asset Value)	0.41%		0.33%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Zero Point Five One Percent Pricoa Global Funding I Maturing At 27-September-2013 [Member]
Face Value	200,000
Maturity Date	Sep 27, 2013
Yield1	0.51%	[1]
Fair Value	200,122
% of Partners' Capital (Net Asset Value)	0.40%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Zero Point Seven Two Percent Berkshire Hathaway Finance Corp. Maturing At 10-January-2014 [Member]
Face Value			100,000
Maturity Date			Jan 10, 2014
Yield1			0.72%	[1]
Fair Value			99,623
% of Partners' Capital (Net Asset Value)			0.15%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Zero Point Eight Eight Percent Berkshire Hathaway Inc. Maturing At 11-February-2013 [Member]
Face Value			300,000
Maturity Date			Feb 11, 2013
Yield1			0.88%	[1]
Fair Value			301,371
% of Partners' Capital (Net Asset Value)			0.47%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Six Point One Three Percent Jackson National Life Global Funding Maturing At 30-May-2012 [Member]
Face Value			115,000
Maturity Date			May 30, 2012
Yield1			6.13%	[1]
Fair Value			117,763
% of Partners' Capital (Net Asset Value)			0.18%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | One Point Two Seven Percent Metlife Institutional Funding Ii Maturing At 4-April-2014 [Member]
Face Value			250,000
Maturity Date			Apr 4, 2014
Yield1			1.27%	[1]
Fair Value			250,248
% of Partners' Capital (Net Asset Value)			0.39%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Two Point Eight Eight Percent Metropolitan Life Global Funding I Maturing At 17-September-2012 [Member]
Face Value			300,000
Maturity Date			Sep 17, 2012
Yield1			2.88%	[1]
Fair Value			306,413
% of Partners' Capital (Net Asset Value)			0.47%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Two Point Five Percent Metropolitan Life Global Funding I Maturing At 11-January-2013 [Member]
Face Value			200,000
Maturity Date			Jan 11, 2013
Yield1			2.50%	[1]
Fair Value			204,784
% of Partners' Capital (Net Asset Value)			0.32%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Zero Point Five Four Percent New York Life Global Funding Maturing At 22-August-2012 [Member]
Face Value			200,000
Maturity Date			Aug 22, 2012
Yield1			0.54%	[1]
Fair Value			200,081
% of Partners' Capital (Net Asset Value)			0.31%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Five Point Two Five Percent New York Life Global Funding Maturing At 16-October-2012 [Member]
Face Value			100,000
Maturity Date			Oct 16, 2012
Yield1			5.25%	[1]
Fair Value			104,803
% of Partners' Capital (Net Asset Value)			0.16%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Two Point Two Five Percent New York Life Global Funding Maturing At 14-December-2012 [Member]
Face Value			200,000
Maturity Date			Dec 14, 2012
Yield1			2.25%	[1]
Fair Value			202,865
% of Partners' Capital (Net Asset Value)			0.31%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Four Point Six Three Percent Pricoa Global Funding I Maturing At 25-June-2012 [Member]
Face Value			200,000
Maturity Date			Jun 25, 2012
Yield1			4.63%	[1]
Fair Value			203,339
% of Partners' Capital (Net Asset Value)			0.31%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Five Point Three Percent Principal Life Income Fundings Maturing At 14-December-2012 [Member]
Face Value			100,000
Maturity Date			Dec 14, 2012
Yield1			5.30%	[1]
Fair Value			104,330
% of Partners' Capital (Net Asset Value)			0.16%
U.S [Member] | Corporate Notes [Member] | Insurance [Member] | Five Point Three Eight Percent Travelers Companies, Inc. Maturing At 15-June-2012 [Member]
Face Value			200,000
Maturity Date			Jun 15, 2012
Yield1			5.38%	[1]
Fair Value			204,336
% of Partners' Capital (Net Asset Value)			0.32%
U.S [Member] | Corporate Notes [Member] | Manufacturing [Member] | Zero Point Five Six Percent Danaher Corporation Maturing At 21-June-2013 [Member]
Face Value	435,000
Maturity Date	Jun 21, 2013
Yield1	0.56%	[1]
Fair Value	435,488
% of Partners' Capital (Net Asset Value)	0.87%
U.S [Member] | Corporate Notes [Member] | Manufacturing [Member] | Zero Point Eight Five Percent General Electric Company Maturing At 9-October-2015 [Member]
Face Value	275,000
Maturity Date	Oct 9, 2015
Yield1	0.85%	[1]
Fair Value	276,499
% of Partners' Capital (Net Asset Value)	0.55%
U.S [Member] | Corporate Notes [Member] | Manufacturing [Member] | Zero Point Eight Two Percent Danaher Corporation Maturing At 21-June-2013 [Member]
Face Value			435,000
Maturity Date			Jun 21, 2013
Yield1			0.82%	[1]
Fair Value			435,743
% of Partners' Capital (Net Asset Value)			0.67%
U.S [Member] | Corporate Notes [Member] | Media [Member] | Three Point Six Five Percent Nbc Universal Media, Llc Maturing At 30-April-2015 [Member]
Face Value	100,000
Maturity Date	Apr 30, 2015
Yield1	3.65%	[1]
Fair Value	107,018
% of Partners' Capital (Net Asset Value)	0.21%
U.S [Member] | Corporate Notes [Member] | Media [Member] | Six Point Two Percent Time Warner Cable Inc. Maturing At 1-July-2013 [Member]
Face Value	100,000
Maturity Date	Jul 1, 2013
Yield1	6.20%	[1]
Fair Value	105,845
% of Partners' Capital (Net Asset Value)	0.21%
U.S [Member] | Corporate Notes [Member] | Media [Member] | Zero Point Eight Eight Percent Walt Disney Maturing At 1-December-2014 [Member]
Face Value	150,000
Maturity Date	Dec 1, 2014
Yield1	0.88%	[1]
Fair Value	151,357
% of Partners' Capital (Net Asset Value)	0.30%
U.S [Member] | Corporate Notes [Member] | Media [Member] | Zero Point Four Five Percent Walt Disney Maturing At 1-December-2015 [Member]
Face Value	200,000
Maturity Date	Dec 1, 2015
Yield1	0.45%	[1]
Fair Value	199,095
% of Partners' Capital (Net Asset Value)	0.40%
U.S [Member] | Corporate Notes [Member] | Media [Member] | Six Point Three Eight Percent Walt Disney Company Maturing At 1-March-2012 [Member]
Face Value			300,000
Maturity Date			Mar 1, 2012
Yield1			6.38%	[1]
Fair Value			309,077
% of Partners' Capital (Net Asset Value)			0.48%
U.S [Member] | Corporate Notes [Member] | Media [Member] | Zero Point Eight Eight Percent Walt Disney Company Maturing At 1-December-2014 [Member]
Face Value			150,000
Maturity Date			Dec 1, 2014
Yield1			0.88%	[1]
Fair Value			150,808
% of Partners' Capital (Net Asset Value)			0.23%
U.S [Member] | Corporate Notes [Member] | Pharmaceutical [Member] | One Point Zero Seven Percent Abbvie Inc. Maturing At 6-November-2015 [Member]
Face Value	200,000
Maturity Date	Nov 6, 2015
Yield1	1.07%	[1]
Fair Value	202,646
% of Partners' Capital (Net Asset Value)	0.41%
U.S [Member] | Corporate Notes [Member] | Pharmaceutical [Member] | Two Point One Percent Express Scripts Holding Company Maturing At 12-February-2015 [Member]
Face Value	150,000
Maturity Date	Feb 12, 2015
Yield1	2.10%	[1]
Fair Value	154,013
% of Partners' Capital (Net Asset Value)	0.31%
U.S [Member] | Corporate Notes [Member] | Pharmaceutical [Member] | Five Point Two Five Percent Mckesson Corporation Maturing At 1-March-2013 [Member]
Face Value	100,000
Maturity Date	Mar 1, 2013
Yield1	5.25%	[1]
Fair Value	102,495
% of Partners' Capital (Net Asset Value)	0.20%
U.S [Member] | Corporate Notes [Member] | Pharmaceutical [Member] | Four Point One Three Percent Novartis Capital Corporation Maturing At 10-February-2014 [Member]
Face Value	225,000		225,000
Maturity Date	Feb 10, 2014		Feb 10, 2014
Yield1	4.13%	[1]	4.13%	[1]
Fair Value	237,644		244,369
% of Partners' Capital (Net Asset Value)	0.48%		0.38%
U.S [Member] | Corporate Notes [Member] | Pharmaceutical [Member] | Five Point Five Percent Pfizer Inc. Maturing At 15-March-2013 [Member]
Face Value			150,000
Maturity Date			Mar 15, 2013
Yield1			5.50%	[1]
Fair Value			160,995
% of Partners' Capital (Net Asset Value)			0.25%
U.S [Member] | Corporate Notes [Member] | Retail [Member] | Zero Point Four Nine Percent Target Maturing At 18-July-2014 [Member]
Face Value	225,000
Maturity Date	Jul 18, 2014
Yield1	0.49%	[1]
Fair Value	225,895
% of Partners' Capital (Net Asset Value)	0.45%
U.S [Member] | Corporate Notes [Member] | Retail [Member] | Four Point Eight Eight Percent Walgreen Co. Maturing At 1-August-2013 [Member]
Face Value	200,000
Maturity Date	Aug 1, 2013
Yield1	4.88%	[1]
Fair Value	208,996
% of Partners' Capital (Net Asset Value)	0.42%
U.S [Member] | Corporate Notes [Member] | Retail [Member] | One Point Six Three Percent Wal-Mart Stores, Inc. Maturing At 15-April-2014 [Member]
Face Value	225,000		225,000
Maturity Date	Apr 15, 2014		Apr 14, 2014
Yield1	1.63%	[1]	1.63%	[1]
Fair Value	229,494		230,723
% of Partners' Capital (Net Asset Value)	0.46%		0.36%
U.S [Member] | Corporate Notes [Member] | Retail [Member] | Five Point Three Percent Costco Wholesale Corporation Maturing At 15-March-2012 [Member]
Face Value			250,000
Maturity Date			Mar 15, 2012
Yield1			5.30%	[1]
Fair Value			256,217
% of Partners' Capital (Net Asset Value)			0.40%
U.S [Member] | Corporate Notes [Member] | Retail [Member] | Zero Point Five Seven Percent Target Corporation Maturing At 18-July-2014 [Member]
Face Value			425,000
Maturity Date			Jul 18, 2014
Yield1			0.57%	[1]
Fair Value			425,487
% of Partners' Capital (Net Asset Value)			0.66%
U.S [Member] | Corporate Notes [Member] | Telecommunication [Member] | Zero Point Eight Eight Percent Att Inc. Maturing At 13-February-2015 [Member]
Face Value	225,000
Maturity Date	Feb 13, 2015
Yield1	0.88%	[1]
Fair Value	226,810
% of Partners' Capital (Net Asset Value)	0.45%
U.S [Member] | Corporate Notes [Member] | Telecommunication [Member] | Zero Point Five Six Percent Cisco Systems, Inc. Maturing At 14-March-2014 [Member]
Face Value	110,000
Maturity Date	Mar 14, 2014
Yield1	0.56%	[1]
Fair Value	110,330
% of Partners' Capital (Net Asset Value)	0.22%
U.S [Member] | Corporate Notes [Member] | Telecommunication [Member] | Zero Point Nine Two Percent Verizon Communications Inc. Maturing At 28-March-2014 [Member]
Face Value	270,000
Maturity Date	Mar 28, 2014
Yield1	0.92%	[1]
Fair Value	271,626
% of Partners' Capital (Net Asset Value)	0.54%
U.S [Member] | Corporate Notes [Member] | Telecommunication [Member] | Zero Point Seven Nine Percent Cisco Systems, Inc. Maturing At 14-March-2014 [Member]
Face Value			110,000
Maturity Date			Mar 14, 2014
Yield1			0.79%	[1]
Fair Value			109,963
% of Partners' Capital (Net Asset Value)			0.17%
U.S [Member] | Corporate Notes [Member] | Telecommunication [Member] | One Point One Eight Percent Verizon Communications Inc. Maturing At 28-March-2014 [Member]
Face Value			270,000
Maturity Date			Mar 28, 2014
Yield1			1.18%	[1]
Fair Value			269,691
% of Partners' Capital (Net Asset Value)			0.42%
U.S [Member] | Corporate Notes [Member] | Food [Member] | Five Point Six Percent Cargill, Incorporated Maturing At 15-September-2012 [Member]
Face Value			200,000
Maturity Date			Sep 15, 2012
Yield1			5.60%	[1]
Fair Value			209,344
% of Partners' Capital (Net Asset Value)			0.32%
U.S [Member] | Corporate Notes [Member] | Semiconductor [Member] | Zero Point Six Four Percent Texas Instruments Incorporated Maturing At 15-May-2013 [Member]
Face Value			200,000
Maturity Date			May 15, 2013
Yield1			0.64%	[1]
Fair Value			200,568
% of Partners' Capital (Net Asset Value)			0.31%
U.S [Member] | Corporate Notes [Member] | Steel [Member] | Five Percent Nucor Corporation Maturing At 1-December-2012 [Member]
Face Value			100,000
Maturity Date			Dec 1, 2012
Yield1			5.00%	[1]
Fair Value			104,019
% of Partners' Capital (Net Asset Value)			0.16%
U.S [Member] | Corporate Notes [Member] | Transportation [Member] | Four Point Five Percent United Parcel Service, Inc. Maturing At 15-January-2013 [Member]
Face Value	200,000
Maturity Date	Jan 15, 2013
Yield1	4.50%	[1]
Fair Value	204,437
% of Partners' Capital (Net Asset Value)	0.41%
U.S [Member] | Corporate Notes [Member] | Chemical [Member] | One Point Seven Five Percent Praxair, Inc. Maturing At 15-November-2012 [Member]
Face Value			200,000
Maturity Date			Nov 15, 2012
Yield1			1.75%	[1]
Fair Value			202,153
% of Partners' Capital (Net Asset Value)			0.31%
U.S [Member] | Corporate Notes [Member] | Consumer Products [Member] | Zero Point Seven Percent Procter Gamble Maturing At 15-August-2014 [Member]
Face Value			250,000
Maturity Date			Aug 15, 2014
Yield1			0.70%	[1]
Fair Value			251,880
% of Partners' Capital (Net Asset Value)			0.39%
U.S [Member] | Corporate Notes [Member] | Consumer Products [Member] | Five Point Six Three Percent Kimberly-Clark Corporation Maturing At 15-February-2012 [Member]
Face Value			150,000
Maturity Date			Feb 15, 2012
Yield1			5.63%	[1]
Fair Value			$ 153,999
% of Partners' Capital (Net Asset Value)			0.24%

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.

Foreign Corporate Notes (USD $)	Dec. 31, 2012 Investment In Securities [Member]	Dec. 31, 2011 Investment In Securities [Member]	Dec. 31, 2012 Foreign [Member] Corporate Notes [Member]	Dec. 31, 2011 Foreign [Member] Corporate Notes [Member]	Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Automotive [Member] Zero Point Nine Seven Percent Volkswagen International Finance N.V. Maturing At 1-April-2014 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Automotive [Member] Zero Point Nine Eight Percent Volkswagen International Finance N.V. Maturing At 1-April-2014 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Banks [Member] Two Point One Three Percent Bank Of Montreal Maturing At 28-June-2013 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point Three Nine Percent Danske Bank As Maturing At 14-April-2014 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Seven Two Percent Hsbc Bank Plc Maturing At 18-January-2013 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point Three Six Percent Ing Bank N.V. Maturing At 15-March-2013 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Two Two Percent Kfw Bankengruppe Maturing At 17-June-2013 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point Zero Seven Percent National Australia Bank Ltd Maturing At 11-April-2014 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Four Six Percent Rabobank Nederland Maturing At 4-February-2013 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Four Nine Percent Toronto-Dominion Bank Maturing At 26-July-2013 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point Four Five Percent Canadian Natural Resources Ltd Maturing At 14-November-2014 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point Eight Eight Percent Shell International Finance B.V. Maturing At 25-March-2013 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Two Point Three Eight Percent Anz National (Int'l) Limited Maturing At 21-December-2012 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point Two Nine Percent Bnp Paribas Maturing At 10-January-2014 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Seven Eight Percent Commonwealth Bank Of Australia Maturing At 29-June-2012 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point Two Nine Percent Commonwealth Bank Of Australia Maturing At 17-March-2014 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point Four Five Percent Danske Bank As Maturing At 14-April-2014 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Eight Eight Percent Hsbc Bank Plc Maturing At 3-August-2012 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Eight Percent Hsbc Bank Plc Maturing At 18-January-2013 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point Zero Three Percent Ing Bank N.V. Maturing At 13-January-2012 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point Six Percent Ing Bank N.V. Maturing At 15-March-2013 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Two Nine Percent Kfw Bankengruppe Maturing At 17-June-2013 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Seven Five Percent National Australia Bank Limited Maturing At 15-June-2012 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Two Point Three Five Percent National Australia Bank Limited Maturing At 16-November-2012 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point One One Percent National Australia Bank Limited Maturing At 11-April-2014 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Five Eight Percent Rabobank Nederland Maturing At 4-February-2013 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Six Nine Percent Royal Bank Of Canada Maturing At 12-December-2012 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Six Nine Percent Royal Bank Of Canada Maturing At 8-March-2013 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Two Point Six Three Percent Royal Bank Of Scotland Plc Maturing At 11-May-2012 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Six Percent Toronto-Dominion Bank Maturing At 26-July-2013 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] Zero Point Eight Nine Percent Toronto-Dominion Bank Maturing At 1-November-2013 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point Nine Percent Westpac Banking Corporation Maturing At 14-December-2012 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Banks [Member] One Point Three One Percent Westpac Banking Corporation Maturing At 31-March-2014 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Multinational [Member] Zero Point Three Three Percent International Finance Corporation Maturing At 1-August-2013 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Pharmaceutical [Member] Zero Point Five One Percent Sanofi Maturing At 28-March-2013 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Pharmaceutical [Member] Zero Point Six Two Percent Sanofi Maturing At 28-March-2014 [Member]		Dec. 31, 2012 Foreign [Member] Corporate Notes [Member] Pharmaceutical [Member] One Point Zero Three Percent Takeda Pharmaceutical Co Ltd Maturing At 17-March-2015 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Pharmaceutical [Member] Zero Point Seven Seven Percent Sanofi Maturing At 28-March-2013 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Pharmaceutical [Member] Zero Point Eight Eight Percent Sanofi Maturing At 28-March-2014 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Pharmaceutical [Member] One Point Zero Seven Percent Teva Pharmaceutical Finance Iii Bv Maturing At 21-March-2014 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Energy [Member] One Point Eight Eight Percent Shell International Finance B.V. Maturing At 25-March-2013 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Energy [Member] Three Point One Three Percent Bp Capital Markets P.L.C. Maturing At 10-March-2012 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Mining [Member] Five Point One Three Percent Bhp Billiton Finance (Usa) Limited Maturing At 29-March-2012 [Member]		Dec. 31, 2011 Foreign [Member] Corporate Notes [Member] Telecommunication [Member] Zero Point Seven Nine Percent Vodafone Group Plc Maturing At 27-February-2012 [Member]
Face Value					$ 300,000		$ 450,000		$ 200,000		$ 225,000		$ 250,000		$ 450,000		$ 250,000		$ 225,000		$ 300,000		$ 270,000		$ 400,000		$ 225,000		$ 200,000		$ 450,000		$ 250,000		$ 450,000		$ 225,000		$ 100,000		$ 250,000		$ 300,000		$ 450,000		$ 250,000		$ 200,000		$ 100,000		$ 225,000		$ 300,000		$ 300,000		$ 250,000		$ 200,000		$ 270,000		$ 190,000		$ 100,000		$ 250,000		$ 200,000		$ 200,000		$ 210,000		$ 500,000		$ 550,000		$ 210,000		$ 450,000		$ 225,000		$ 425,000		$ 250,000		$ 175,000
Maturity Date					Apr 1, 2014		Apr 1, 2014		Jun 28, 2013		Apr 14, 2014		Jan 18, 2013		Mar 15, 2013		Jun 17, 2013		Apr 11, 2014		Feb 4, 2013		Jul 26, 2013		Nov 14, 2014		Mar 25, 2013		Dec 21, 2012		Jan 10, 2014		Jun 29, 2012		Mar 17, 2014		Apr 14, 2014		Aug 3, 2012		Jan 18, 2013		Jan 13, 2012		Mar 15, 2013		Jun 17, 2013		Jun 15, 2012		Nov 16, 2012		Apr 11, 2014		Feb 4, 2013		Dec 12, 2012		Mar 8, 2013		May 11, 2012		Jul 26, 2013		Nov 1, 2013		Dec 14, 2012		Mar 31, 2014		Aug 1, 2013		Mar 28, 2013		Mar 28, 2014		Mar 17, 2015		Mar 28, 2013		Mar 28, 2014		Mar 21, 2014		Mar 25, 2013		Mar 10, 2012		Mar 29, 2012		Feb 27, 2012
Yield1					0.97%	[1]	0.98%	[1]	2.13%	[1]	1.39%	[1]	0.72%	[1]	1.36%	[1]	0.22%	[1]	1.07%	[1]	0.46%	[1]	0.49%	[1]	1.45%	[1]	1.88%	[1]	2.38%	[1]	1.29%	[1]	0.78%	[1]	1.29%	[1]	1.45%	[1]	0.88%	[1]	0.80%	[1]	1.03%	[1]	1.60%	[1]	0.29%	[1]	0.75%	[1]	2.35%	[1]	1.11%	[1]	0.58%	[1]	0.69%	[1]	0.69%	[1]	2.63%	[1]	0.60%	[1]	0.89%	[1]	1.90%	[1]	1.31%	[1]	0.33%	[1]	0.51%	[1]	0.62%	[1]	1.03%	[1]	0.77%	[1]	0.88%	[1]	1.07%	[1]	1.88%	[1]	3.13%	[1]	5.13%	[1]	0.79%	[1]
Fair Value	25,671,557	44,281,549	4,222,785	8,002,845	301,733		442,119		201,732		222,058		250,423		450,931		250,032		226,942		300,204		270,466		406,470		226,929		203,584		416,343		249,803		443,000		217,582		100,208		249,489		300,654		439,859		249,908		200,103		101,380		223,308		300,199		300,424		250,168		202,009		269,910		190,674		101,010		250,735		200,456		200,154		210,799		503,456		550,570		209,726		447,533		230,317		431,049		256,031		175,150
% of Partners' Capital (Net Asset Value)	51.34%	68.55%	8.44%	12.38%	0.60%		0.68%		0.40%		0.44%		0.50%		0.91%		0.50%		0.45%		0.60%		0.54%		0.81%		0.45%		0.31%		0.64%		0.39%		0.69%		0.34%		0.15%		0.39%		0.46%		0.68%		0.39%		0.31%		0.16%		0.35%		0.46%		0.46%		0.39%		0.31%		0.42%		0.29%		0.16%		0.39%		0.40%		0.40%		0.42%		1.02%		0.85%		0.32%		0.69%		0.36%		0.67%		0.40%		0.27%
Investment Owned, at Cost	$ 25,755,951	$ 44,804,700	$ 4,226,608	$ 8,097,611

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.

U.S. Certificates of Deposit (U.S [Member] Certificates Of Deposit [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Banks [Member] Zero Point Six Percent Banco Del Estado De Chile (Ny) Maturing At 28-January-2013 [Member]		Dec. 31, 2012 Banks [Member] Zero Point Five One Percent Bank Of Montreal (Ny) Maturing At 15-August-2013 [Member]		Dec. 31, 2012 Banks [Member] Zero Point Four Nine Percent Bank Of Tokyo-Mitsubishi Ufj, Ltd. (Ny) Maturing At 11-February-2013 [Member]		Dec. 31, 2012 Banks [Member] Zero Point Four Eight Percent Bbt Maturing At 26-July-2013 [Member]		Dec. 31, 2012 Banks [Member] Zero Point Eight Two Percent Credit Suisse (Ny) Maturing At 25-July-2013 [Member]		Dec. 31, 2012 Banks [Member] Zero Point Four Six Percent Mizuho Corporate Bank (Ny) Maturing At 1-March-2013 [Member]		Dec. 31, 2012 Banks [Member] Zero Point Five Two Percent Norinchukin Bank (Ny) Maturing At 8-February-2013 [Member]		Dec. 31, 2012 Banks [Member] Zero Point Four One Percent Pnc Bank Maturing At 1-March-2013 [Member]		Dec. 31, 2012 Banks [Member] Zero Point Five Seven Percent Standard Chartered Bank Maturing At 14-January-2013 [Member]		Dec. 31, 2011 Banks [Member] Zero Point Three Six Percent Bank Of Tokyo-Mitsubishi (Ny) Maturing At 17-January-2012 [Member]		Dec. 31, 2011 Banks [Member] Zero Point Four Five Percent Deutsche Bank Aktiengesellschaft (Ny) Maturing At 4-April-2012 [Member]		Dec. 31, 2011 Banks [Member] Zero Point Six Five Percent Nordea Bank Finland Plc (Ny) Maturing At 13-November-2012 [Member]		Dec. 31, 2011 Banks [Member] Zero Point Six Three Percent Pnc Bank Maturing At 1-March-2013 [Member]		Dec. 31, 2011 Banks [Member] Zero Point Four Nine Percent Shizuoka Bank, Ltd. (Ny) Maturing At 3-February-2012 [Member]		Dec. 31, 2011 Banks [Member] Zero Point Five Five Percent Ubs Ag (Ny) Maturing At 25-April-2012 [Member]		Dec. 31, 2011 Banks [Member] Zero Point Four Percent Westpac Banking Corp. (Ny) Maturing At 3-May-2012 [Member]
Face Value			$ 250,000		$ 100,000		$ 250,000		$ 250,000		$ 200,000		$ 250,000		$ 250,000		$ 250,000		$ 250,000		$ 250,000		$ 250,000		$ 200,000		$ 250,000		$ 250,000		$ 300,000		$ 250,000
Maturity Date			Jan 28, 2013		Aug 15, 2013		Feb 11, 2013		Jul 26, 2013		Jul 25, 2013		Mar 1, 2013		Feb 8, 2013		Mar 1, 2013		Jan 14, 2013		Jan 17, 2012		Apr 4, 2012		Nov 13, 2012		Mar 1, 2013		Feb 3, 2012		Apr 25, 2012		May 3, 2012
Yield1			0.60%	[1]	0.51%	[1]	0.49%	[1]	0.48%	[1]	0.82%	[1]	0.46%	[1]	0.52%	[1]	0.41%	[1]	0.57%	[1]	0.36%	[1]	0.45%	[1]	0.65%	[1]	0.63%	[1]	0.49%	[1]	0.55%	[1]	0.40%	[1]
Fair Value	2,054,535	1,750,299	250,702		100,228		250,547		250,862		200,286		250,467		250,584		250,164		250,695		250,444		250,609		199,168		248,172		250,234		301,003		250,669
% of Partners' Capital (Net Asset Value)	4.11%	2.72%	0.50%		0.21%		0.50%		0.50%		0.40%		0.50%		0.50%		0.50%		0.50%		0.39%		0.39%		0.31%		0.38%		0.39%		0.47%		0.39%
Investment Owned, at Cost	$ 2,049,739	$ 1,749,630

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.

Foreign Certificates of Deposit (USD $)	Dec. 31, 2012 Certificates Of Deposit [Member]	Dec. 31, 2011 Certificates Of Deposit [Member]	Dec. 31, 2012 Foreign [Member]	Dec. 31, 2011 Foreign [Member]	Dec. 31, 2012 Foreign [Member] Certificates Of Deposit [Member]	Dec. 31, 2011 Foreign [Member] Certificates Of Deposit [Member]	Dec. 31, 2012 Foreign [Member] Certificates Of Deposit [Member] Banks [Member] Zero Point Eight Percent Sumitomo Mitsui Bank Maturing At 11-April-2013 [Member]	Dec. 31, 2011 Foreign [Member] Certificates Of Deposit [Member] Banks [Member] Zero Point Three Two Percent Bank Of Nova Scotia Maturing At 17-January-2012 [Member]	Dec. 31, 2011 Foreign [Member] Certificates Of Deposit [Member] Banks [Member] Zero Point Seven Four Percent Bank Of Nova Scotia Maturing At 11-June-2012 [Member]	Dec. 31, 2011 Foreign [Member] Certificates Of Deposit [Member] Banks [Member] Zero Point Seven Four Percent Bank Of Nova Scotia Maturing At 20-November-2012 [Member]	Dec. 31, 2011 Foreign [Member] Certificates Of Deposit [Member] Banks [Member] Zero Point Three Eight Percent Svenska Handelsbanken Ab Maturing At 24-January-2012 [Member]	Dec. 31, 2011
Foreign [Member]
Certificates Of Deposit [Member]
Government Sponsored Enterprise [Member]
Zero Point Four Three Percent Caisse Amortissement De La Dette Socia Maturing At 25-May-2012 [Member]

Face Value							$ 250,000		$ 250,000		$ 200,000		$ 250,000		$ 250,000		$ 250,000
Maturity Date							Apr 11, 2013		Jan 17, 2012		Jun 11, 2012		Nov 20, 2012		Jan 24, 2012		May 25, 2012
Yield1							0.80%	[1]	0.32%	[1]	0.74%	[1]	0.74%	[1]	0.38%	[1]	0.43%	[1]
Fair Value	2,306,370	2,951,285	1,449,725	2,749,440	251,835	1,200,986	251,835		250,600		200,115		250,379		250,187		249,705
% of Partners' Capital (Net Asset Value)	4.61%	4.59%	2.90%	4.29%	0.50%	1.87%	0.50%		0.39%		0.31%		0.39%		0.39%		0.39%
Investment Owned, at Cost	$ 2,299,739	$ 2,950,195	$ 1,445,492	$ 2,748,761	$ 250,000	$ 1,200,564

[1]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.

OPEN FUTURES CONTRACTS (USD $)	Dec. 31, 2012	Dec. 31, 2011
% of Partners' Capital (Net Asset Value)	55.95%	73.14%
Open Futures Contracts [Member]
Fair Value	976,962	1,184,851
% of Partners' Capital (Net Asset Value)	1.95%	1.83%
Foreign [Member]
Fair Value	1,449,725	2,749,440
% of Partners' Capital (Net Asset Value)	2.90%	4.29%
Foreign [Member] | Open Futures Contracts [Member] | Future [Member]
Fair Value	717,380	1,294,777
% of Partners' Capital (Net Asset Value)	1.43%	2.01%
Foreign [Member] | Open Futures Contracts [Member] | Future [Member] | Long Futures Contract [Member]
Fair Value	822,071	764,011
% of Partners' Capital (Net Asset Value)	1.64%	1.19%
Foreign [Member] | Open Futures Contracts [Member] | Future [Member] | Long Futures Contract [Member] | Agricultural Commodities [Member]
Fair Value	(2,440)	0
% of Partners' Capital (Net Asset Value)	0.00%	0.00%
Foreign [Member] | Open Futures Contracts [Member] | Future [Member] | Long Futures Contract [Member] | Currencies [Member]
Fair Value	186,709	0
% of Partners' Capital (Net Asset Value)	0.37%	0.00%
Foreign [Member] | Open Futures Contracts [Member] | Future [Member] | Long Futures Contract [Member] | Equity Indices [Member]
Fair Value	465,922	68,689
% of Partners' Capital (Net Asset Value)	0.93%	0.11%
Foreign [Member] | Open Futures Contracts [Member] | Future [Member] | Long Futures Contract [Member] | Interest Rate Instruments [Member]
Fair Value	171,880	695,322	[1]
% of Partners' Capital (Net Asset Value)	0.34%	1.08%	[1]
Foreign [Member] | Open Futures Contracts [Member] | Future [Member] | Short Futures Contract [Member]
Fair Value	(104,691)	530,766
% of Partners' Capital (Net Asset Value)	(0.21%)	0.82%
Foreign [Member] | Open Futures Contracts [Member] | Future [Member] | Short Futures Contract [Member] | Agricultural Commodities [Member]
Fair Value	17,884	87,815
% of Partners' Capital (Net Asset Value)	0.04%	0.14%
Foreign [Member] | Open Futures Contracts [Member] | Future [Member] | Short Futures Contract [Member] | Currencies [Member]
Fair Value		429,186
% of Partners' Capital (Net Asset Value)		0.66%
Foreign [Member] | Open Futures Contracts [Member] | Future [Member] | Short Futures Contract [Member] | Equity Indices [Member]
Fair Value	(88,539)	88,959
% of Partners' Capital (Net Asset Value)	(0.18%)	0.14%
Foreign [Member] | Open Futures Contracts [Member] | Future [Member] | Short Futures Contract [Member] | Interest Rate Instruments [Member]
Fair Value	(34,036)	(75,194)
% of Partners' Capital (Net Asset Value)	(0.07%)	(0.12%)
U.S [Member] | Open Futures Contracts [Member] | Future [Member]
Fair Value	259,582	(109,926)
% of Partners' Capital (Net Asset Value)	0.52%	(0.18%)
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Long Futures Contract [Member]
Fair Value	128,183	(153,580)
% of Partners' Capital (Net Asset Value)	0.26%	(0.24%)
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Long Futures Contract [Member] | Agricultural Commodities [Member]
Fair Value	(13,337)	29,095
% of Partners' Capital (Net Asset Value)	(0.03%)	0.04%
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Long Futures Contract [Member] | Currencies [Member]
Fair Value	72,972	61,569
% of Partners' Capital (Net Asset Value)	0.15%	0.10%
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Long Futures Contract [Member] | Energy [Member]
Fair Value	57,491	19,162
% of Partners' Capital (Net Asset Value)	0.11%	0.03%
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Long Futures Contract [Member] | Equity Indices [Member]
Fair Value	42,112	13,888
% of Partners' Capital (Net Asset Value)	0.09%	0.02%
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Long Futures Contract [Member] | Interest Rate Instruments [Member]
Fair Value	(31,978)	41,490
% of Partners' Capital (Net Asset Value)	(0.06%)	0.06%
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Long Futures Contract [Member] | Metals [Member]
Fair Value	923	(318,784)
% of Partners' Capital (Net Asset Value)	0.00%	(0.49%)
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Short Futures Contract [Member]
Fair Value	131,399	43,654
% of Partners' Capital (Net Asset Value)	0.26%	0.06%
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Short Futures Contract [Member] | Agricultural Commodities [Member]
Fair Value	288,921	(346,033)
% of Partners' Capital (Net Asset Value)	0.58%	(0.54%)
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Short Futures Contract [Member] | Currencies [Member]
Fair Value	145,952	60,821
% of Partners' Capital (Net Asset Value)	0.29%	0.09%
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Short Futures Contract [Member] | Energy [Member]
Fair Value	(42,018)	191,030
% of Partners' Capital (Net Asset Value)	(0.09%)	0.30%
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Short Futures Contract [Member] | Equity Indices [Member]
Fair Value	(42,347)	20,049
% of Partners' Capital (Net Asset Value)	(0.08%)	0.03%
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Short Futures Contract [Member] | Interest Rate Instruments [Member]
Fair Value	(60,365)	(18,963)
% of Partners' Capital (Net Asset Value)	(0.12%)	(0.03%)
U.S [Member] | Open Futures Contracts [Member] | Future [Member] | Short Futures Contract [Member] | Metals [Member]
Fair Value	(158,744)	136,750
% of Partners' Capital (Net Asset Value)	(0.32%)	0.21%

[1]	No individual futures or forward currency contract position constituted one percent or greater of partners' capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

OPEN FORWARD CURRENCY CONTRACTS (USD $)	Dec. 31, 2012	Dec. 31, 2011
% of Partners' Capital (Net Asset Value)	55.95%	73.14%
Forward Currency [Member]
Fair Value	48,214	18,907
% of Partners' Capital (Net Asset Value)	0.10%	0.02%
Foreign [Member]
Fair Value	1,449,725	2,749,440
% of Partners' Capital (Net Asset Value)	2.90%	4.29%
Foreign [Member] | Forward Currency [Member]
Fair Value	92,192	5,846
% of Partners' Capital (Net Asset Value)	0.18%	0.00%
Foreign [Member] | Long Forward Currency Contracts [Member] | Forward Currency [Member]
Fair Value	128,635	(35,591)
% of Partners' Capital (Net Asset Value)	0.25%	(0.06%)
Foreign [Member] | Short Forward Currency Contracts [Member] | Forward Currency [Member]
Fair Value	(36,443)	41,437
% of Partners' Capital (Net Asset Value)	(0.07%)	0.06%
U.S [Member] | Forward Currency [Member]
Fair Value	(43,978)	13,061
% of Partners' Capital (Net Asset Value)	(0.09%)	0.02%
U.S [Member] | Long Forward Currency Contracts [Member] | Forward Currency [Member]
Fair Value	(43,894)	5,784
% of Partners' Capital (Net Asset Value)	(0.09%)	0.01%
U.S [Member] | Short Forward Currency Contracts [Member] | Forward Currency [Member]
Fair Value	(84)	7,277
% of Partners' Capital (Net Asset Value)	0.00%	0.01%

Organization and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
1.	Organization and Summary of Significant Accounting Policies

Description of the Fund

Seneca Global Fund, L.P. (formerly Aspect Global Diversified Fund LP), (“Fund”) is a Delaware limited partnership, which was formed in 2007. The Fund, which operates as a commodity investment pool, commenced investment operations on September 1, 2008. The Fund issues units of limited partner interests (“Units”) in four series: Series A, Series B, Series C and Series I, which represent units of fractional undivided beneficial interest in and ownership of the Fund.

The Fund uses commodity trading advisors to engage in the speculative trading of futures contracts, forward currency contracts and other financial instruments traded in the United States (“U.S.”) and internationally. The Fund does not currently use options or swaps as part of its trading system, but may employ them in the future.

Only Series A, B and I Units are offered by the fund. Series A, B and I Units will be re-designated as Series C Units after the Fee Limit has been reached. The Series C Units are identical to the other Units except that the Series C Units only incur the Trading Advisor management fee, Trading Advisor incentive fee, brokerage expenses, Cash Manager fees, General Partner management fee and administrative expenses. The Fee Limit is the total amount of selling agent commissions, broker dealer servicing fees paid to the selling agents, payments for wholesalers, payments for sales conferences, and other offering expenses that are items of compensation to Financial Industry Regulatory Authority (“FINRA”) members (but excluding among other items, the production and printing of prospectuses and related collateral material, as well as various legal and regulatory fees) paid by particular Series A, B or I Units when it is equal to 10% of the original purchase price paid by holders of those particular Units.

The Fund is a registrant with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the U.S. Securities Exchange Act of 1933, as amended, (“1933 Act”) and the U.S. Securities Exchange Act of 1934, as amended, (“1934 Act”). As a registrant, the Fund is subject to the regulations of the SEC and the disclosure requirements of the 1933 Act and the 1934 Act. As a commodity pool, the Fund is subject to the regulations of the U.S. Commodity Futures Trading Commission (“CFTC”), an agency of the U.S. government, which regulates most aspects of the commodity futures industry; rules of the National Futures Association (“NFA”), an industry self-regulatory organization; rules of FINRA, an industry self-regulatory organization; and the requirements of commodity exchanges where the Fund executes transactions. Additionally, the Fund is subject to the requirements of its futures brokers and interbank market makers through which the Fund trades.

Under its Fourth Amended and Restated Limited Partnership Agreement (“Partnership Agreement”), the Fund’s business and affairs are managed and conducted by the Fund’s general partner, Steben & Company, Inc. (“General Partner”), a Maryland corporation. The General Partner is registered with the CFTC as a commodity pool operator and a commodities introducing broker, and is registered with the SEC as an investment adviser and a broker dealer. Additionally, the General Partner is a member of the NFA and FINRA. The General Partner manages all aspects of the Fund’s business and serves as one of the Fund’s selling agents.

Effective May 1, 2011, the Fund changed its name to Seneca Global Fund, L.P., and began using multiple trading advisors to engage in the speculative trading of futures contracts, forward currency contracts and other financial instruments. Prior to May 1, 2011, Aspect Capital Limited (“Aspect”) was the sole trading advisor for the Fund. Each trading advisor uses a proprietary, systematic trading system that deploys multiple trading strategies utilizing derivatives that seeks to identify and exploit directional moves in market behavior to a broad and diversified range of global markets including stock indices, currencies, interest rate instruments, energy products, metals and agricultural commodities.

Accounting Principles

The Fund’s financial statements are prepared in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates

Preparing financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue Recognition

Futures, options on futures, forward currency contracts, investments in securities, and certificates of deposit are recorded on a trade date basis, and gains or losses are realized when contracts/positions are liquidated. Realized gains and losses on investments in securities and certificates of deposit are determined on a specific identification basis and are included in net realized and change in unrealized gain (loss) in the statements of operations. Unrealized gains and losses on open contracts (the difference between contract trade price and fair value) are reported in the statements of financial condition as net unrealized gain or loss, as there exists a right of offset of any unrealized gains or losses. The difference between cost and the fair value of open investments in securities and certificates of deposit is reflected as unrealized gain or loss on investments in securities and certificates of deposit. Any change in net unrealized gain or loss on from the preceding period is reported in the statements of operations. Interest income earned on investments in securities, certificates of deposit and other cash and cash equivalent balances is recorded on an accrual basis.

Fair Value of Financial Instruments

Financial instruments are recorded at fair value, the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Assets and liabilities recorded at fair value are classified within the fair value hierarchy based upon the level of judgment associated with the inputs used to measure their value. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).   The three levels of the fair value hierarchy are described below:

Level 1 –	Fair value is based on unadjusted quoted prices for identical instruments in active markets. Financial instruments utilizing Level 1 inputs include futures contracts, money market funds and U.S. Treasury securities.

Level 2 –	Fair value is based on quoted prices for similar instruments in active markets and inputs other than quoted prices that are observable for the financial instrument, such as interest rates and yield curves that are observable at commonly quoted intervals using a market approach. Financial instruments utilizing Level 2 inputs include forward currency contracts, certificates of deposit, commercial paper, corporate notes and U.S. and foreign government sponsored enterprise notes.

Level 3 –	Fair value is based on valuation techniques in which one or more significant inputs are unobservable. The Fund has no financial instruments utilizing Level 3 inputs.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.

The Fund assesses the classification of the instruments at each measurement date, and any transfers between levels are recognized on the actual date of the event or change in circumstances that caused the transfer in accordance with the Fund’s accounting policy regarding the recognition of transfers between levels of the fair value hierarchy. For the years ended December 31, 2012 and 2011, there were no such transfers between levels.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

The investment in money market fund, included in cash and cash equivalents in the statements of financial condition, and futures contracts, all of which are exchange-traded, are valued using quoted market prices for identical assets and are classified within Level 1. The fair values of forward currency contracts are based upon third-party quoted dealer values on the interbank market and are classified within Level 2.

U.S. Treasury securities are recorded at fair value based on bid and ask quotes for identical instruments. Commercial paper, certificates of deposit, corporate notes and U.S. and foreign government sponsored enterprise notes are recorded at fair value based on bid and ask quotes for similar, but not identical, instruments. Accordingly, U.S. Treasury securities are classified within Level 1, and commercial paper, certificate of deposits, corporate notes and U.S. and foreign government sponsored enterprise notes are classified within Level 2.

Cash and Cash Equivalents

Cash and cash equivalents include investments with original maturities of three months or less at the date of acquisition that are not held for sale in the ordinary course of business. The Fund maintains deposits with financial institutions in amounts that are in excess of federally insured limits; however, the Fund does not believe it is exposed to any significant credit risk.

Brokerage Commissions and Trading Expenses

Brokerage commissions and trading expenses include brokerage and other trading fees, and are charged to expense when contracts are opened and closed.

Redemptions Payable

Redemptions payable represent redemptions that meet the requirements of the Fund and have been approved by the General Partner prior to period-end. These redemptions have been recorded using the period-end net asset value per Unit.

Income Taxes

The Fund prepares calendar year U.S. and applicable state and local tax returns. The Fund is not subject to federal income taxes as each partner is individually liable for his or her allocable share of the Fund’s income, expenses and trading gains or losses. The Fund evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are more-likely-than-not to be sustained when examined by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense and asset or liability in the current year. Management has determined there are no material uncertain income tax positions through December 31, 2012. With few exceptions, the Fund is no longer subject to U.S. or state and local income tax examinations by tax authorities for years before 2009.

Foreign Currency Transactions

The Fund has certain investments denominated in foreign currencies. The purchase and sale of investments, and income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and change in unrealized gain or loss on such investments in the statement of operations.

Reclassification

Certain amounts in the 2011 financial statements have been reclassified to conform to the 2012 presentation without affecting previously reported partners’ capital (net asset value).

Recently Issued Accounting Pronouncement

In November 2011, the Financial Accounting Standards Board (“FASB”) issued new guidance that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. This guidance is effective for annual and interim periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Fund’s effective date is January 1, 2013. The adoption of this guidance is not expected to have a material impact on the financial position or results of operations.

Fair Value Disclosures	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
2.	Fair Value Disclosures

The Fund’s assets and liabilities, measured at fair value on a recurring basis, are summarized in the following tables by the type of inputs applicable to the fair value measurements:

At December 31, 2012
	Level 1	Level 2	Total
Equity in broker trading accounts:
Net unrealized gain on open futures contracts*	$976,962	$—	$976,962
Net unrealized gain on open forward currency contracts*	—	48,214	48,214
Cash and cash equivalents:
Money market fund	919,650	—	919,650
Investments in securities:
U.S. Treasury securities*	5,494,988	—	5,494,988
U.S. government sponsored enterprise notes*	—	652,812	652,812
Commercial paper*	—	3,474,435	3,474,435
Corporate notes*	—	16,049,322	16,049,322
Certificates of deposit*	—	2,306,370	2,306,370
Total	$7,391,600	$22,531,153	$29,922,753

 *See the condensed schedule of investments for further description.

At December 31, 2011
	Level 1	Level 2	Total
Equity in broker trading accounts:
Net unrealized gain on open futures contracts*	$1,184,851	$—	$1,184,851
Net unrealized gain on open forward currency contracts*	—	18,907	18,907
Cash and cash equivalents:
Money market fund	1,013,019	—	1,013,019
Investments in securities:
U.S. Treasury securities*	3,429,929	—	3,429,929
U.S. government sponsored enterprise notes*	—	4,989,359	4,989,359
Foreign government sponsored enterprise notes*	—	657,305	657,305
Commercial paper*	—	7,268,685	7,268,685
Corporate notes*	—	27,936,271	27,936,271
Certificates of deposit*	—	2,951,285	2,951,285
Total	$5,627,799	$43,821,812	$49,449,611

*See the condensed schedule of investments for further description.

There were no Level 3 holdings at December 31, 2012 and 2011, or during the years then ended.

In addition to the financial instruments listed above, substantially all of the Fund’s other assets and liabilities are considered financial instruments and are reflected at fair value, or at carrying amounts that approximate fair value because of the short maturity of the instruments.

Derivative Instruments Disclosures	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
3.	Derivative Instruments Disclosures

The Fund’s derivative contracts are comprised of futures and forward currency contracts, none of which are designated as hedging instruments. At December 31, 2012 and 2011, the Fund’s derivative contracts had the following impact on the statements of financial condition:

Statements of Financial Condition Location	Assets	Liabilities	Net
Equity in broker trading accounts
Net unrealized gain on open futures contracts
Agricultural commodities	$339,653	$(48,625)	$291,028
Currencies	597,174	(191,541)	405,633
Energy	131,493	(116,020)	15,473
Equity indices	646,801	(269,653)	377,148
Interest rate instruments	345,546	(300,045)	45,501
Metals	246,578	(404,399)	(157,821)
Net unrealized gain on open futures contracts	$2,307,245	$(1,330,283)	$976,962

Net unrealized gain on open forward currency contracts	$228,448	$(180,234)	$48,214

At December 31, 2012, there were 3,605 open futures contracts and 191 open forward currency contracts.

December 31, 2011	Derivative Assets and Liabilities, at fair value
Statements of Financial Condition Location	Assets	Liabilities	Net
Equity in broker trading accounts
Net unrealized gain on open futures contracts
Agricultural commodities	$224,779	$(453,902)	$(229,123)
Currencies	663,637	(112,061)	551,576
Energy	251,099	(40,907)	210,192
Equity indices	222,185	(30,600)	191,585
Interest rate instruments	899,598	(256,943)	642,655
Metals	223,462	(405,496)	(182,034)
Net unrealized gain on open futures contracts	$2,484,760	$(1,299,909)	$1,184,851

Net unrealized gain on open forward currency contracts	$71,863	$(52,956)	$18,907

At December 31, 2011, there were 3,745 open futures contracts and 83 open forward currency contracts.

For the years ended December 31, 2012 and 2011, the Fund’s futures and forward currency contracts had the following impact on the statements of operations:

	2012		2011
Types of Exposure	Net realized gain (loss)	Net change in unrealized loss	Net realized gain (loss)	Net change in unrealized loss
Futures contracts
Agricultural commodities	$(1,022,728)	$520,151	$(1,621,455)	$(1,145,486)
Currencies	(683,922)	(145,943)	(1,749,120)	549,901
Energy	(770,805)	(194,719)	(263,343)	6,793
Equity indices	(2,531,797)	185,563	(2,681,334)	38,839
Interest rate instruments	1,347,221	(597,154)	3,878,754	694,501
Metals	(2,468,297)	24,213	1,457,226	(1,114,219)
Total futures contracts	(6,130,328)	(207,889)	(979,272)	(969,671)

Forward currency contracts	(479,865)	29,307	2,486,150	(958,413)

Total futures and forward currency contracts	$(6,610,193)	$(178,582)	$1,506,878	$(1,928,084)

For the years ended December 31, 2012 and 2011, the number of futures contracts closed was 51,295 and 39,781, respectively, and the number of forward currency contracts closed was 4,013 and 6,239, respectively.

General Partner	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
4.	General Partner

In accordance with the Partnership Agreement, the General Partner must maintain its interest in the capital of the Fund at no less than the greater of: (i) 1% of aggregate capital contributions to the Fund by all partners (including the General Partner’s contributions) or (ii) $25,000. The General Partner shares in the profits and losses of the Fund in proportion to its respective ownership interest.

At December 31, 2012 and 2011, the General Partner had an investment of 7,460.6309 units valued at $ 782,908, and 6,484.1437 units valued at $776,710, respectively.

The General Partner earns the following compensation:

▪	General Partner Fee – each Series of Units, other than General Partner Units, incurs a monthly fee equal to 1/12th of 1.5% of the respective Series’ month-end net asset value, prorated for partial months and adjusted for weekly subscriptions and redemptions, and payable in arrears. Prior to May 1, 2011, the General Partner fee was 1.1% per annum.

▪	Selling Agent Fees – the General Partner charges Series A Units a monthly fee equal to 1/12th of 2% of the outstanding Series A Units’ month-end net asset value, prorated for partial months and adjusted for weekly subscriptions and redemptions, and payable in arrears. The General Partner pays to the selling agents an upfront fee of 2% of the aggregate subscription amount for the sale of Series A Units. Beginning in the 13th month, the General Partner pays the selling agents a monthly fee in arrears equal to 1/12th of 2.00% of the outstanding Series A Units’ month-end net asset value, prorated for partial months and adjusted for weekly subscriptions and redemptions. If there is no designated selling agent or the General Partner was the selling agent, such portions of the selling agent fee are retained by the General Partner.

▪	Broker Dealer Servicing Fee – the General Partner charges Series A Units a monthly fee equal to 1/12th of 0.15% of their month-end net asset value, prorated for partial months and adjusted for weekly subscriptions and redemptions. The Series B Units which are not subject to a broker dealer custodial fee incur a monthly fee equal to 1/12th of 0.6% of their month-end net asset value, prorated for partial months and adjusted for weekly subscriptions and redemptions. These fees are payable in arrears to the selling agents by the General Partner. If there is no designated selling agent or the General Partner was the selling agent, such portions of the broker dealer servicing fee are retained by the General Partner.

▪	Broker Dealer Custodial Fee – the General Partner charges Series B Units that are held by broker dealers who act as custodian for Series B Units for the benefit of the limited partners, a monthly fee to such broker dealers equal to 1/12th of 0.6% of the outstanding Series B Units’ month-end net asset value, prorated for partial months and adjusted for weekly subscriptions and redemptions. These fees are payable in arrears to the selling agents by the General Partner.

Trading Advisors and Cash Managers	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
5.	Trading Advisors and Cash Managers

Effective May 1, 2011, the Fund uses multiple trading advisors. Trading advisor management fees range from 0% to 1.5% per annum of each trading advisors’ respective trading level (as defined in each respective advisory agreement) and trading advisor incentive fees equal to 20% to 30% of net new trading profits (as defined in each respective advisory agreement). Prior to May 1, 2011, the Fund used a single trading advisor, which charged the Fund a management fee of 2% per annum of the Fund’s trading level (as defined in the advisory agreement) and an incentive fee, payable quarterly, equal to 20% of net new trading profits (as defined in the advisory agreement).

Effective April 2011, the Fund engaged J.P. Morgan Investment Management, Inc. and Principal Global Investors, LLC (collectively, the “Cash Managers”) to provide cash management services to the Fund. The Fund incurs monthly fees, payable in arrears to the Cash Managers, equal to approximately 1/12th of 0.13% of the investments in securities and certificates of deposit.

Deposits with Brokers	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
6.	Deposits with Brokers

To meet margin requirements, the Fund deposits funds with its brokers, subject to CFTC regulations and various exchange and broker requirements. The Fund earns interest income on its assets deposited with its brokers. At December 31, 2012 and 2011, the Fund had margin deposit requirements of $ 8,464,415 and $7,516,495, respectively.

Administrative and Offering Expenses	12 Months Ended
Dec. 31, 2012
Administrative and Offering Expenses [Abstract]
Administrative Expenses Disclosure [Text Block]
7.	Administrative and Offering Expenses

The Fund reimburses the General Partner for actual monthly administrative expenses paid to various third-party service providers, including the General Partner, up to 1/12th of 0.95% of the Fund’s month-end net asset value, payable in arrears. Actual administrative expenses may vary; however, such administrative expenses will not exceed 0.95% of the Fund’s month-end net asset value per annum. The administrative expenses include legal, accounting, clerical and other back office related expenses related to the administration of the Fund and all other associated costs incurred by the Fund. For the years ended December 31, 2012 and 2011, actual administrative expenses were $ 791,912 and $848,371, respectively. Such amounts are presented as administrative expenses in the statements of operations.

During the years ended December 31, 2012 and 2011, the General Partner absorbed administrative expenses in excess of the 0.95% limitation of $ 206,541 and $256,532, respectively. Such amounts are included in administrative and offering expenses waived in the statements of operations.

At December 31, 2012 and 2011, $ 40,089 and $51,851, respectively, were payable to the General Partner for administrative expenses incurred on behalf of the Fund and not waived by the General Partner. Such amounts are presented as administrative expenses payable – General Partner in the statements of financial condition.

The Fund reimburses the General Partner for actual ongoing offering expenses, up to 1/12th of 0.75% of the Fund’s month-end net asset value pro rata for each Series of Units except for the General Partner and Series C Units, payable monthly in arrears. Actual ongoing offering expenses in excess of this limitation are absorbed by the General Partner. For the years ended December 31, 2012 and 2011, actual offering expenses were $537,508 and $782,473, respectively. Such amounts are presented as offering expenses in the statements of operations.

During the years ended December 31, 2012 and 2011, the General Partner absorbed offering expenses in excess of the 0.75% limitation of $85,900 and $320,233, respectively. Such amounts are included in administrative and offering expenses waived in the statements of operations. At December 31, 2012 and 2011, $30,206 and $40,449, respectively, were payable to the General Partner for offering expenses incurred on behalf of the Fund and not waived by the General Partner. Such amounts are presented as offering expenses payable – General Partner in the statements of financial condition.

Subscriptions, Distributions and Redemptions	12 Months Ended
Dec. 31, 2012
Partners Capital Notes [Abstract]
Partners' Capital Notes Disclosure [Text Block]
8.	Subscriptions, Distributions and Redemptions

Investments in the Fund are made by subscription agreement, subject to a minimum investment of $10,000. Subscriptions into and redemptions out of the Fund occur weekly. Each series of units will be offered to the public as of the open of business on each Wednesday at the net asset value per Unit of the relevant series at the close of the preceding business day. At December 31, 2012 and 2011, the Fund received advance subscriptions of $236,268 and $1,426,321, respectively, which were recognized as subscriptions to the Fund or returned, if applicable, subsequent to year-end.

The Fund is not required to make distributions, but may do so at the sole discretion of the General Partner. Redemptions may be made by a limited partner as of the close of business day each Tuesday at the net asset value of the redeemed Units (or portion thereof) on that day.

Series A Units redeemed prior to the first anniversary of the subscription date are subject to a redemption fee equal to the product of (i) 2% of the subscription price for such Series A Units on the subscription date, divided by 52 (ii) multiplied by the number of weeks remaining before the first anniversary of the subscription date. Series B, C and I Units are not subject to the redemption fee. During 2012 and 2011, these redemption fees were negligible.

The General Partner may require a limited partner to redeem from the Fund if the General Partner deems the redemption (a) necessary to prevent or correct the occurrence of a non-exempt prohibited transaction under the Employee Retirement Income Security Act of 1974, as amended, or the Internal Revenue Code of 1986, as amended, (b) beneficial to the Fund, or (c) necessary to comply with any applicable government or self-regulatory agency regulations. Limited partners will not be required to pay any redemption fees if such limited partners are subject to a mandatory redemption of their Units within the first year of purchase.

Trading Activities and Related Risks	12 Months Ended
Dec. 31, 2012
Trading Activities and Related Risks [Abstract]
Derivatives Trading Activities and Related Risks [Text Block]
9.	Trading Activities and Related Risks

The Fund engages in the speculative trading of futures and forward currency contracts traded in the U.S. and internationally. Trading in derivatives exposes the fund to both market risk, the risk arising from a change in the fair value of a contract and credit risk, the risk of failure by another party to perform according to the terms of a contract.

Purchase and sale of futures contracts requires margin deposits with futures brokers. Additional deposits may be necessary for any loss of contract value. The Commodity Exchange Act (“CEAct”) requires a broker to segregate all customer transactions and assets from such broker’s proprietary activities. A customer’s cash and other property (for example, U.S. Treasury securities) deposited with a broker are considered commingled with all other customer funds subject to the broker’s segregation requirements. In the event of a broker’s insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than (or none of) the total cash and other property deposited. The Fund uses Newedge USA, LLC and J. P. Morgan Securities, LLC as its futures brokers and Newedge UK Financial Limited as its forward currency counterparty.

For futures contracts, risks arise from changes in the fair value of the contracts. Theoretically, the Fund is exposed to a market risk equal to the value of futures and forward contracts purchased and unlimited liability on such contracts sold short.

In addition to market risk, upon entering into commodity interest contracts there is a credit risk that the counterparty will not be able to meet its obligations to the Fund. The counterparty for futures and options on futures contracts traded in the U.S. and on most non-U.S. futures exchanges is the clearinghouse associated with such exchanges. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of their members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members, like some non-U.S. exchanges, it is normally backed by a consortium of banks or other financial institutions.

In the case of forward currency contracts, which are traded on the interbank or other institutional market rather than on exchanges, the counterparty is generally a single bank or other financial institution, rather than a clearinghouse backed by a group of financial institutions; thus, there likely will be greater counterparty credit risk. While the Fund trades only with those counterparties that it believes to be creditworthy, there can be no assurance that any clearing member, clearinghouse or other counterparty will be able to meet its obligations to the Fund. The Fund trades forward currency contracts in unregulated markets between principals and assumes the risk of loss from counterparty non-performance. Accordingly, the risks associated with forward currency contracts are generally greater than those associated with exchange-traded contracts because of the greater risk of counterparty default. Additionally, the trading of forward currency contracts typically involves delayed cash settlement.

The Cash Managers manage the Fund’s cash and excess margin through investments in fixed income instruments, pursuant to investment parameters established by the General Partner. The Fund’s objective in retaining the Cash Managers is to enhance the return on its assets not required to be held by the Fund’s brokers to support the Fund’s trading. There is no guarantee that the Cash Managers will achieve returns for the Fund, net of fees payable to the Cash Managers, in excess of the returns previously achieved through the General Partner’s efforts and/or available through the Fund’s brokers, or that the Cash Managers will avoid a loss of principal on amounts placed under their management. Prior to April 2011, the Fund used UBS Financial Services, Inc. as its cash management securities broker for the investment of a portion of the Fund’s excess margin amounts into fixed income instruments.

The General Partner has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so. The limited partners bear the risk of loss only to the extent of the fair value of their respective investments and, in certain circumstances, distributions and redemptions received.

Through its investments in debt securities and certificates of deposit, the Fund has exposure to U.S. and foreign enterprises. The following table presents the exposure at December 31, 2012.

							% of
		Gov't					Partners'
	U.S.	Sponsored					Capital
	Treasury	Enterprise	Commercial	Corporate	Certificates		(Net Asset
Country or Region	Securities	Notes	Paper	Notes	of Deposit	Total	Value)
United States	$5,494,988	$652,812	$2,024,710	$11,826,537	$2,054,535	$22,053,582	44.11%
Netherlands	-	-	-	1,279,797	-	1,279,797	2.56%
Canada	-	-	199,980	878,668	-	1,078,648	2.16%
Japan	-	-	249,997	503,456	251,835	1,005,288	2.01%
France	-	-	249,943	410,953	-	660,896	1.32%
Great Britain	-	-	249,898	250,423	-	500,321	1.00%
Multinational	-	-	249,925	200,456	-	450,381	0.90%
Germany	-	-	-	250,032	-	250,032	0.50%
Singapore	-	-	249,982	-	-	249,982	0.50%
Australia	-	-	-	226,942	-	226,942	0.45%
Denmark	-	-	-	222,058	-	222,058	0.44%
Total	$5,494,988	$652,812	$3,474,435	$16,049,322	$2,306,370	$27,977,927	55.95%

The following table presents the exposure at December 31, 2011.

							% of
		Gov't					Partners'
	U.S.	Sponsored					Capital
	Treasury	Enterprise	Commercial	Corporate	Certificates		(Net Asset
Country or Region	Securities	Notes	Paper	Notes	of Deposit	Total	Value)
United States	$3,429,929	$4,989,359	$4,519,245	$19,933,426	$1,750,299	$34,622,258	53.62%
Australia	-	-	249,936	1,825,370	-	2,075,306	3.21%
France	-	251,279	249,959	1,176,639	249,705	1,927,582	2.98%
Great Britain	-	-	499,989	1,361,489	-	1,861,478	2.88%
Netherlands	-	-	-	1,713,148	-	1,713,148	2.65%
Canada	-	-	-	1,011,176	701,094	1,712,270	2.65%
Netherland Antilles	-	-	249,985	447,533	-	697,518	1.08%
Luxumberg	-	-	499,984	-	-	499,984	0.77%
Japan	-	-	499,935	-	-	499,935	0.77%
Sweden	-	-	-	-	250,187	250,187	0.39%
Germany	-	-	-	249,908	-	249,908	0.39%
South America multi-national	-	-	249,899	-	-	249,899	0.39%
Singapore	-	-	249,753	-	-	249,753	0.39%
Denmark	-	-	-	217,582	-	217,582	0.34%
Europe multi-national	-	204,235	-	-	-	204,235	0.32%
Africa multi-national	-	201,791	-	-	-	201,791	0.31%
Total	$3,429,929	$5,646,664	$7,268,685	$27,936,271	$2,951,285	$47,232,834	73.14%

Indemnifications	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments Contingencies and Guarantees [Text Block]
10.	Indemnifications

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, and which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be estimated. However, the Fund believes that it is unlikely it will have to make material payments under these arrangements and has not recorded any contingent liability in the financial statements for such indemnifications.

Financial Highlights	12 Months Ended
Dec. 31, 2012
Supplemental Financial Information Disclosure [Abstract]
Supplemental Financial Information Disclosure [Text Block]
11.	Financial Highlights

The following information presents per Unit operating performance results and other supplemental financial ratios for the years ended December 31, 2012 and 2011. This information has been derived from information presented in the financial statements for limited partner Units and assumes that a Unit is outstanding throughout the entire year:

	2012
	Series A Units	Series B Units	Series C Units †	Series I Units
Per Unit Operating Performance
Net asset value per unit at beginning of year or period	$87.30	$97.15	$100.00	$112.52
Loss from operations
Loss from futures and forwards trading (1)	(9.11)	(10.29)	(7.89)	(12.00)
Net investment loss (1)	(5.01)	(4.13)	(1.00)	(4.14)
Total loss from operations	(14.12)	(14.42)	(8.89)	(16.14)
Net asset value per unit at end of year	$73.18	$82.73	$91.11	$96.38

Total return	(16.18)%	(14.85)%	(8.89)%	(14.35)%

Other Financial Ratios
Ratios to average net asset value
Expenses prior to Trading Advisor incentive fees (2) (3)	6.98%	5.37%	2.93%	4.74%
Trading Advisor incentive fees	0.12%	0.13%	0.00%	0.12%
Total expenses (2) (3)	7.10%	5.50%	2.93%	4.86%

Net investment loss (2) (3)	(6.11)%	(4.48)%	(2.52)%	(3.89)%

	2011
	Series A Units	Series B Units	Series C Units †	Series I Units
Per Unit Operating Performance
Net asset value per unit at beginning of year	$96.61	$105.77	$—	$121.80
Loss from operations
Loss from futures and forwards trading (1)	(0.47)	(0.74)	—	(0.84)
Net investment loss (1)	(8.84)	(7.88)	—	(8.44)
Total loss from operations	(9.31)	(8.62)	—	(9.28)
Net asset value per unit at end of year	$87.30	$97.15	$—	$112.52

Total return	(9.64)%	(8.15)%	—%	(7.62)%

Other Financial Ratios
Ratios to average net asset value
Expenses prior to Trading Advisor incentive fees (2) (3)	7.23%	5.57%	—%	4.96%
Trading Advisor incentive fees	1.99%	1.85%	—%	1.89%
Total expenses (2) (3)	9.22%	7.42%	—%	6.85%

Net investment loss (2) (3)	(9.47)%	(7.62)%	—%	(7.07)%

Total returns are calculated based on the change in value of a Series A, Series B, Series C or Series I Units during the year. An individual limited partner’s total returns and ratios may vary from the above total returns and ratios based on the timing of subscriptions and redemptions.

†

Series C units began investment operations on September 1, 2012. Therefore, the performance for Series C units is for the four month period ended December 31, 2012. The ratios for expenses prior to Trading Advisor incentive fee and net investment loss have been annualized.

(1)

The net investment loss per unit is calculated by dividing the net investment loss by the average number of Series A, B, C or I Units outstanding during the year/period. Loss from futures and forwards trading is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information. Such balancing amount may differ from the calculation of loss from futures and forwards trading per unit due to the timing of trading gains and losses during the year relative to the number of units outstanding.

(2)

All of the ratios under Other Financial Ratios are computed net of involuntary waivers of administrative and offering expenses. For the years ended December 31, 2012 and 2011, the ratios are net of 0.33% and 0.42% effect of waived administrative expenses, respectively. For the years ended December 31, 2012 and 2011, the ratios are net of 0.15% and 0.53% effect of waived offering expenses, respectively.

(3)	The net investment loss includes interest income and excludes realized and change in unrealized gain (loss) from futures and forwards trading activities as shown on the statements of operations. The total amount is then reduced by all expenses, excluding brokerage commissions, which are included in net loss from futures and forwards trading on the statements of operations. The resulting amount is divided by the average net asset value for the year.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
12.	Subsequent Events
From January 1 to March 28, 2013, there were $1,646,114 of contributions and $5,256,087 of redemptions from the Fund.

Organization and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis Of Accounting, Policy [Policy Text Block]	Accounting Principles The Fund’s financial statements are prepared in conformity with U.S. generally accepted accounting principles (“GAAP”).
Use of Estimates, Policy [Policy Text Block]

Use of Estimates

Preparing financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

Futures, options on futures, forward currency contracts, investments in securities, and certificates of deposit are recorded on a trade date basis, and gains or losses are realized when contracts/positions are liquidated. Realized gains and losses on investments in securities and certificates of deposit are determined on a specific identification basis and are included in net realized and change in unrealized gain (loss) in the statements of operations. Unrealized gains and losses on open contracts (the difference between contract trade price and fair value) are reported in the statements of financial condition as net unrealized gain or loss, as there exists a right of offset of any unrealized gains or losses. The difference between cost and the fair value of open investments in securities and certificates of deposit is reflected as unrealized gain or loss on investments in securities and certificates of deposit. Any change in net unrealized gain or loss on from the preceding period is reported in the statements of operations. Interest income earned on investments in securities, certificates of deposit and other cash and cash equivalent balances is recorded on an accrual basis.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

Financial instruments are recorded at fair value, the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Assets and liabilities recorded at fair value are classified within the fair value hierarchy based upon the level of judgment associated with the inputs used to measure their value. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).   The three levels of the fair value hierarchy are described below:

Level 1 –	Fair value is based on unadjusted quoted prices for identical instruments in active markets. Financial instruments utilizing Level 1 inputs include futures contracts, money market funds and U.S. Treasury securities.

Level 2 –	Fair value is based on quoted prices for similar instruments in active markets and inputs other than quoted prices that are observable for the financial instrument, such as interest rates and yield curves that are observable at commonly quoted intervals using a market approach. Financial instruments utilizing Level 2 inputs include forward currency contracts, certificates of deposit, commercial paper, corporate notes and U.S. and foreign government sponsored enterprise notes.

Level 3 –	Fair value is based on valuation techniques in which one or more significant inputs are unobservable. The Fund has no financial instruments utilizing Level 3 inputs.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.

The Fund assesses the classification of the instruments at each measurement date, and any transfers between levels are recognized on the actual date of the event or change in circumstances that caused the transfer in accordance with the Fund’s accounting policy regarding the recognition of transfers between levels of the fair value hierarchy. For the years ended December 31, 2012 and 2011, there were no such transfers between levels.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

The investment in money market fund, included in cash and cash equivalents in the statements of financial condition, and futures contracts, all of which are exchange-traded, are valued using quoted market prices for identical assets and are classified within Level 1. The fair values of forward currency contracts are based upon third-party quoted dealer values on the interbank market and are classified within Level 2.

U.S. Treasury securities are recorded at fair value based on bid and ask quotes for identical instruments. Commercial paper, certificates of deposit, corporate notes and U.S. and foreign government sponsored enterprise notes are recorded at fair value based on bid and ask quotes for similar, but not identical, instruments. Accordingly, U.S. Treasury securities are classified within Level 1, and commercial paper, certificate of deposits, corporate notes and U.S. and foreign government sponsored enterprise notes are classified within Level 2.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

Cash and cash equivalents include investments with original maturities of three months or less at the date of acquisition that are not held for sale in the ordinary course of business. The Fund maintains deposits with financial institutions in amounts that are in excess of federally insured limits; however, the Fund does not believe it is exposed to any significant credit risk.

Commissions, Policy [Policy Text Block]	Brokerage Commissions and Trading Expenses Brokerage commissions and trading expenses include brokerage and other trading fees, and are charged to expense when contracts are opened and closed.
Redemptions Payable [Policy Text Block]

Redemptions Payable

Redemptions payable represent redemptions that meet the requirements of the Fund and have been approved by the General Partner prior to period-end. These redemptions have been recorded using the period-end net asset value per Unit.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Fund prepares calendar year U.S. and applicable state and local tax returns. The Fund is not subject to federal income taxes as each partner is individually liable for his or her allocable share of the Fund’s income, expenses and trading gains or losses. The Fund evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are more-likely-than-not to be sustained when examined by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense and asset or liability in the current year. Management has determined there are no material uncertain income tax positions through December 31, 2012. With few exceptions, the Fund is no longer subject to U.S. or state and local income tax examinations by tax authorities for years before 2009.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency Transactions

The Fund has certain investments denominated in foreign currencies. The purchase and sale of investments, and income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and change in unrealized gain or loss on such investments in the statement of operations.

Reclassification, Policy [Policy Text Block]	Reclassification Certain amounts in the 2011 financial statements have been reclassified to conform to the 2012 presentation without affecting previously reported partners’ capital (net asset value).
New Accounting Pronouncements, Policy [Policy Text Block]

Recently Issued Accounting Pronouncement

In November 2011, the Financial Accounting Standards Board (“FASB”) issued new guidance that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. This guidance is effective for annual and interim periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Fund’s effective date is January 1, 2013. The adoption of this guidance is not expected to have a material impact on the financial position or results of operations.

Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

The Fund’s assets and liabilities, measured at fair value on a recurring basis, are summarized in the following tables by the type of inputs applicable to the fair value measurements:

At December 31, 2012
	Level 1	Level 2	Total
Equity in broker trading accounts:
Net unrealized gain on open futures contracts*	$976,962	$—	$976,962
Net unrealized gain on open forward currency contracts*	—	48,214	48,214
Cash and cash equivalents:
Money market fund	919,650	—	919,650
Investments in securities:
U.S. Treasury securities*	5,494,988	—	5,494,988
U.S. government sponsored enterprise notes*	—	652,812	652,812
Commercial paper*	—	3,474,435	3,474,435
Corporate notes*	—	16,049,322	16,049,322
Certificates of deposit*	—	2,306,370	2,306,370
Total	$7,391,600	$22,531,153	$29,922,753

 *See the condensed schedule of investments for further description.

At December 31, 2011
	Level 1	Level 2	Total
Equity in broker trading accounts:
Net unrealized gain on open futures contracts*	$1,184,851	$—	$1,184,851
Net unrealized gain on open forward currency contracts*	—	18,907	18,907
Cash and cash equivalents:
Money market fund	1,013,019	—	1,013,019
Investments in securities:
U.S. Treasury securities*	3,429,929	—	3,429,929
U.S. government sponsored enterprise notes*	—	4,989,359	4,989,359
Foreign government sponsored enterprise notes*	—	657,305	657,305
Commercial paper*	—	7,268,685	7,268,685
Corporate notes*	—	27,936,271	27,936,271
Certificates of deposit*	—	2,951,285	2,951,285
Total	$5,627,799	$43,821,812	$49,449,611

*See the condensed schedule of investments for further description.

Derivative Instruments Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

At December 31, 2012 and 2011, the Fund’s derivative contracts had the following impact on the statements of financial condition:

Statements of Financial Condition Location	Assets	Liabilities	Net
Equity in broker trading accounts
Net unrealized gain on open futures contracts
Agricultural commodities	$339,653	$(48,625)	$291,028
Currencies	597,174	(191,541)	405,633
Energy	131,493	(116,020)	15,473
Equity indices	646,801	(269,653)	377,148
Interest rate instruments	345,546	(300,045)	45,501
Metals	246,578	(404,399)	(157,821)
Net unrealized gain on open futures contracts	$2,307,245	$(1,330,283)	$976,962

Net unrealized gain on open forward currency contracts	$228,448	$(180,234)	$48,214

At December 31, 2012, there were 3,605 open futures contracts and 191 open forward currency contracts.

December 31, 2011	Derivative Assets and Liabilities, at fair value
Statements of Financial Condition Location	Assets	Liabilities	Net
Equity in broker trading accounts
Net unrealized gain on open futures contracts
Agricultural commodities	$224,779	$(453,902)	$(229,123)
Currencies	663,637	(112,061)	551,576
Energy	251,099	(40,907)	210,192
Equity indices	222,185	(30,600)	191,585
Interest rate instruments	899,598	(256,943)	642,655
Metals	223,462	(405,496)	(182,034)
Net unrealized gain on open futures contracts	$2,484,760	$(1,299,909)	$1,184,851

Net unrealized gain on open forward currency contracts	$71,863	$(52,956)	$18,907

Schedule Of Realized and Unrealized Gain Loss On Investments [Table Text Block]

For the years ended December 31, 2012 and 2011, the Fund’s futures and forward currency contracts had the following impact on the statements of operations:

	2012		2011
Types of Exposure	Net realized gain (loss)	Net change in unrealized loss	Net realized gain (loss)	Net change in unrealized loss
Futures contracts
Agricultural commodities	$(1,022,728)	$520,151	$(1,621,455)	$(1,145,486)
Currencies	(683,922)	(145,943)	(1,749,120)	549,901
Energy	(770,805)	(194,719)	(263,343)	6,793
Equity indices	(2,531,797)	185,563	(2,681,334)	38,839
Interest rate instruments	1,347,221	(597,154)	3,878,754	694,501
Metals	(2,468,297)	24,213	1,457,226	(1,114,219)
Total futures contracts	(6,130,328)	(207,889)	(979,272)	(969,671)

Forward currency contracts	(479,865)	29,307	2,486,150	(958,413)

Total futures and forward currency contracts	$(6,610,193)	$(178,582)	$1,506,878	$(1,928,084)

Trading Activities and Related Risks (Tables)	12 Months Ended
Dec. 31, 2012
Trading Activities and Related Risks [Abstract]
Investment Holdings, Schedule of Investments [Table Text Block]

The following table presents the exposure at December 31, 2012.

							% of
		Gov't					Partners'
	U.S.	Sponsored					Capital
	Treasury	Enterprise	Commercial	Corporate	Certificates		(Net Asset
Country or Region	Securities	Notes	Paper	Notes	of Deposit	Total	Value)
United States	$5,494,988	$652,812	$2,024,710	$11,826,537	$2,054,535	$22,053,582	44.11%
Netherlands	-	-	-	1,279,797	-	1,279,797	2.56%
Canada	-	-	199,980	878,668	-	1,078,648	2.16%
Japan	-	-	249,997	503,456	251,835	1,005,288	2.01%
France	-	-	249,943	410,953	-	660,896	1.32%
Great Britain	-	-	249,898	250,423	-	500,321	1.00%
Multinational	-	-	249,925	200,456	-	450,381	0.90%
Germany	-	-	-	250,032	-	250,032	0.50%
Singapore	-	-	249,982	-	-	249,982	0.50%
Australia	-	-	-	226,942	-	226,942	0.45%
Denmark	-	-	-	222,058	-	222,058	0.44%
Total	$5,494,988	$652,812	$3,474,435	$16,049,322	$2,306,370	$27,977,927	55.95%

The following table presents the exposure at December 31, 2011.

							% of
		Gov't					Partners'
	U.S.	Sponsored					Capital
	Treasury	Enterprise	Commercial	Corporate	Certificates		(Net Asset
Country or Region	Securities	Notes	Paper	Notes	of Deposit	Total	Value)
United States	$3,429,929	$4,989,359	$4,519,245	$19,933,426	$1,750,299	$34,622,258	53.62%
Australia	-	-	249,936	1,825,370	-	2,075,306	3.21%
France	-	251,279	249,959	1,176,639	249,705	1,927,582	2.98%
Great Britain	-	-	499,989	1,361,489	-	1,861,478	2.88%
Netherlands	-	-	-	1,713,148	-	1,713,148	2.65%
Canada	-	-	-	1,011,176	701,094	1,712,270	2.65%
Netherland Antilles	-	-	249,985	447,533	-	697,518	1.08%
Luxumberg	-	-	499,984	-	-	499,984	0.77%
Japan	-	-	499,935	-	-	499,935	0.77%
Sweden	-	-	-	-	250,187	250,187	0.39%
Germany	-	-	-	249,908	-	249,908	0.39%
South America multi-national	-	-	249,899	-	-	249,899	0.39%
Singapore	-	-	249,753	-	-	249,753	0.39%
Denmark	-	-	-	217,582	-	217,582	0.34%
Europe multi-national	-	204,235	-	-	-	204,235	0.32%
Africa multi-national	-	201,791	-	-	-	201,791	0.31%
Total	$3,429,929	$5,646,664	$7,268,685	$27,936,271	$2,951,285	$47,232,834	73.14%

Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Financial Information Disclosure [Abstract]
Per Share Operating Performance [Table Text Block]

The following information presents per Unit operating performance results and other supplemental financial ratios for the years ended December 31, 2012 and 2011. This information has been derived from information presented in the financial statements for limited partner Units and assumes that a Unit is outstanding throughout the entire year:

	2012
	Series A Units	Series B Units	Series C Units †	Series I Units
Per Unit Operating Performance
Net asset value per unit at beginning of year or period	$87.30	$97.15	$100.00	$112.52
Loss from operations
Loss from futures and forwards trading (1)	(9.11)	(10.29)	(7.89)	(12.00)
Net investment loss (1)	(5.01)	(4.13)	(1.00)	(4.14)
Total loss from operations	(14.12)	(14.42)	(8.89)	(16.14)
Net asset value per unit at end of year	$73.18	$82.73	$91.11	$96.38

Total return	(16.18)%	(14.85)%	(8.89)%	(14.35)%

Other Financial Ratios
Ratios to average net asset value
Expenses prior to Trading Advisor incentive fees (2) (3)	6.98%	5.37%	2.93%	4.74%
Trading Advisor incentive fees	0.12%	0.13%	0.00%	0.12%
Total expenses (2) (3)	7.10%	5.50%	2.93%	4.86%

Net investment loss (2) (3)	(6.11)%	(4.48)%	(2.52)%	(3.89)%

	2011
	Series A Units	Series B Units	Series C Units †	Series I Units
Per Unit Operating Performance
Net asset value per unit at beginning of year	$96.61	$105.77	$—	$121.80
Loss from operations
Loss from futures and forwards trading (1)	(0.47)	(0.74)	—	(0.84)
Net investment loss (1)	(8.84)	(7.88)	—	(8.44)
Total loss from operations	(9.31)	(8.62)	—	(9.28)
Net asset value per unit at end of year	$87.30	$97.15	$—	$112.52

Total return	(9.64)%	(8.15)%	—%	(7.62)%

Other Financial Ratios
Ratios to average net asset value
Expenses prior to Trading Advisor incentive fees (2) (3)	7.23%	5.57%	—%	4.96%
Trading Advisor incentive fees	1.99%	1.85%	—%	1.89%
Total expenses (2) (3)	9.22%	7.42%	—%	6.85%

Net investment loss (2) (3)	(9.47)%	(7.62)%	—%	(7.07)%

Total returns are calculated based on the change in value of a Series A, Series B, Series C or Series I Units during the year. An individual limited partner’s total returns and ratios may vary from the above total returns and ratios based on the timing of subscriptions and redemptions.

†

Series C units began investment operations on September 1, 2012. Therefore, the performance for Series C units is for the four month period ended December 31, 2012. The ratios for expenses prior to Trading Advisor incentive fee and net investment loss have been annualized.

(1)

The net investment loss per unit is calculated by dividing the net investment loss by the average number of Series A, B, C or I Units outstanding during the year/period. Loss from futures and forwards trading is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information. Such balancing amount may differ from the calculation of loss from futures and forwards trading per unit due to the timing of trading gains and losses during the year relative to the number of units outstanding.

(2)

All of the ratios under Other Financial Ratios are computed net of involuntary waivers of administrative and offering expenses. For the years ended December 31, 2012 and 2011, the ratios are net of 0.33% and 0.42% effect of waived administrative expenses, respectively. For the years ended December 31, 2012 and 2011, the ratios are net of 0.15% and 0.53% effect of waived offering expenses, respectively.

(3)	The net investment loss includes interest income and excludes realized and change in unrealized gain (loss) from futures and forwards trading activities as shown on the statements of operations. The total amount is then reduced by all expenses, excluding brokerage commissions, which are included in net loss from futures and forwards trading on the statements of operations. The resulting amount is divided by the average net asset value for the year.

Fair Value Disclosures (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Equity in broker trading accounts:
Net unrealized gain on open futures contracts*	$ 976,962	[1]	$ 1,184,851	[1]
Net unrealized gain on open forward currency contracts*	48,214	[1]	18,907	[1]
Cash and cash equivalents:
Money market fund	919,650		1,013,019
Investments in securities:
U.S. Treasury securities*	5,494,988	[1]	3,429,929	[1]
U.S. government sponsored enterprise notes*	652,812	[1]	4,989,359	[1]
Foreign government sponsored enterprise notes*			657,305	[1]
Commercial paper*	3,474,435	[1]	7,268,685	[1]
Corporate notes*	16,049,322	[1]	27,936,271	[1]
Certificates of deposit*	2,306,370	[1]	2,951,285	[1]
Total	29,922,753		49,449,611
Fair Value, Inputs, Level 1 [Member]
Equity in broker trading accounts:
Net unrealized gain on open futures contracts*	976,962	[1]	1,184,851	[1]
Net unrealized gain on open forward currency contracts*	0	[1]	0	[1]
Cash and cash equivalents:
Money market fund	919,650		1,013,019
Investments in securities:
U.S. Treasury securities*	5,494,988	[1]	3,429,929	[1]
U.S. government sponsored enterprise notes*	0	[1]	0	[1]
Foreign government sponsored enterprise notes*			0	[1]
Commercial paper*	0	[1]	0	[1]
Corporate notes*	0	[1]	0	[1]
Certificates of deposit*	0	[1]	0	[1]
Total	7,391,600		5,627,799
Fair Value, Inputs, Level 2 [Member]
Equity in broker trading accounts:
Net unrealized gain on open futures contracts*	0	[1]	0	[1]
Net unrealized gain on open forward currency contracts*	48,214	[1]	18,907	[1]
Cash and cash equivalents:
Money market fund	0		0
Investments in securities:
U.S. Treasury securities*	0	[1]	0	[1]
U.S. government sponsored enterprise notes*	652,812	[1]	4,989,359	[1]
Foreign government sponsored enterprise notes*			657,305	[1]
Commercial paper*	3,474,435	[1]	7,268,685	[1]
Corporate notes*	16,049,322	[1]	27,936,271	[1]
Certificates of deposit*	2,306,370	[1]	2,951,285	[1]
Total	$ 22,531,153		$ 43,821,812

[1]	See the condensed schedule of investments for further description.

Derivative Instruments Disclosures (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Net unrealized gain on open futures contracts	$ 976,962	[1]	$ 1,184,851	[1]
Net unrealized gain on open forward currency contracts*	48,214	[1]	18,907	[1]
Agricultural Commodities [Member]
Net unrealized gain on open futures contracts	291,028		(229,123)
Currencies [Member]
Net unrealized gain on open futures contracts	405,633		551,576
Energy Related Derivative [Member]
Net unrealized gain on open futures contracts	15,473		210,192
Equity Indices [Member]
Net unrealized gain on open futures contracts	377,148		191,585
Interest Rate Contract [Member]
Net unrealized gain on open futures contracts	45,501		642,655
Metals [Member]
Net unrealized gain on open futures contracts	(157,821)		(182,034)
Derivative Financial Instruments, Assets [Member]
Net unrealized gain on open futures contracts	2,307,245		2,484,760
Net unrealized gain on open forward currency contracts*	228,448		71,863
Derivative Financial Instruments, Assets [Member] | Agricultural Commodities [Member]
Net unrealized gain on open futures contracts	339,653		224,779
Derivative Financial Instruments, Assets [Member] | Currencies [Member]
Net unrealized gain on open futures contracts	597,174		663,637
Derivative Financial Instruments, Assets [Member] | Energy Related Derivative [Member]
Net unrealized gain on open futures contracts	131,493		251,099
Derivative Financial Instruments, Assets [Member] | Equity Indices [Member]
Net unrealized gain on open futures contracts	646,801		222,185
Derivative Financial Instruments, Assets [Member] | Interest Rate Contract [Member]
Net unrealized gain on open futures contracts	345,546		899,598
Derivative Financial Instruments, Assets [Member] | Metals [Member]
Net unrealized gain on open futures contracts	246,578		223,462
Derivative Financial Instruments, Liabilities [Member]
Net unrealized gain on open futures contracts	(1,330,283)		(1,299,909)
Net unrealized gain on open forward currency contracts*	(180,234)		(52,956)
Derivative Financial Instruments, Liabilities [Member] | Agricultural Commodities [Member]
Net unrealized gain on open futures contracts	(48,625)		(453,902)
Derivative Financial Instruments, Liabilities [Member] | Currencies [Member]
Net unrealized gain on open futures contracts	(191,541)		(112,061)
Derivative Financial Instruments, Liabilities [Member] | Energy Related Derivative [Member]
Net unrealized gain on open futures contracts	(116,020)		(40,907)
Derivative Financial Instruments, Liabilities [Member] | Equity Indices [Member]
Net unrealized gain on open futures contracts	(269,653)		(30,600)
Derivative Financial Instruments, Liabilities [Member] | Interest Rate Contract [Member]
Net unrealized gain on open futures contracts	(300,045)		(256,943)
Derivative Financial Instruments, Liabilities [Member] | Metals [Member]
Net unrealized gain on open futures contracts	$ (404,399)		$ (405,496)

[1]	See the condensed schedule of investments for further description.

Derivative Instruments Disclosures (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net realized gain (loss)	$ (6,610,193)	$ 1,506,878
Net change in unrealized loss	(178,582)	(1,928,084)
Future [Member]
Net realized gain (loss)	(6,130,328)	(979,272)
Net change in unrealized loss	(207,889)	(969,671)
Forward Contracts [Member]
Net realized gain (loss)	(479,865)	2,486,150
Net change in unrealized loss	29,307	(958,413)
Agricultural Commodities [Member] | Future [Member]
Net realized gain (loss)	(1,022,728)	(1,621,455)
Net change in unrealized loss	520,151	(1,145,486)
Currencies [Member] | Future [Member]
Net realized gain (loss)	(683,922)	(1,749,120)
Net change in unrealized loss	(145,943)	549,901
Energy Related Derivative [Member] | Future [Member]
Net realized gain (loss)	(770,805)	(263,343)
Net change in unrealized loss	(194,719)	6,793
Equity Indices [Member] | Future [Member]
Net realized gain (loss)	(2,531,797)	(2,681,334)
Net change in unrealized loss	185,563	38,839
Interest Rate Contract [Member] | Future [Member]
Net realized gain (loss)	1,347,221	3,878,754
Net change in unrealized loss	(597,154)	694,501
Metals [Member] | Future [Member]
Net realized gain (loss)	(2,468,297)	1,457,226
Net change in unrealized loss	$ 24,213	$ (1,114,219)

Derivative Instruments Disclosures (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Open Futures Contracts [Member]
Derivative, Number of Instruments Held	3,605	3,745
Open Forward Contracts [Member]
Derivative, Number of Instruments Held	191	83
Closed Futures Contracts [Member]
Derivative Instruments Number Of Closed Futures Contracts	51,295	39,781
Closed Forward Currency Contracts [Member]
Derivative Instruments Number Of Closed Futures Contracts	4,013	6,239

General Partner (Details Textual) (USD $)	4 Months Ended	12 Months Ended
	Apr. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General Partner Capital Contribution Percentage Minimum		1.00%
Minimum General Partner Capital Account Balance		$ 25,000
Partners Capital		50,003,744	64,663,318	53,551,896
Management Fee, Description		monthly fee equal to 1/12th of 1.5% of the respective Series month-end net asset value
Management Fee Percentage	1.10%	1.50%
General Partner [Member]
Partners Capital Account Units		7,460.6309	6,484.1437	4,806.7772
Partners Capital		$ 782,908	$ 776,710	$ 609,812
Capital Unit, Class [Member]
Selling Agent Fees Description		monthly fee equal to 1/12th of 2% of the outstanding Series A Units month-end net asset value
Broker Dealer Servicing Fees Description		monthly fee equal to 1/12th of 0.15% of their month-end net asset value
Selling Agents Upfront Fee Percentage		2.00%
Capital Unit, Class B [Member]
Broker Dealer Servicing Fees Description		monthly fee equal to 1/12th of 0.6% of their month-end net asset value
Broker Dealer Custodial Fee Description		monthly fee to such broker dealers equal to 1/12th of 0.6% of the outstanding Series B Units month-end net asset value

Trading Advisors and Cash Managers (Details Textual)	12 Months Ended
Dec. 31, 2012
Investment Advisor Incentive Fees, Percentage	2.00%
Cash Manager Payable Description	equal to approximately 1/12th of 0.13% of the investments in securities and certificates of deposit
Minimum [Member]
Investment Advisory Fees, Percentage	0.00%
Investment Advisor Incentive Fees, Percentage	20.00%
Maximum [Member]
Investment Advisory Fees, Percentage	1.50%
Investment Advisor Incentive Fees, Percentage	30.00%

Deposits with Brokers (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Margin Deposit Assets Requirement	$ 8,464,415	$ 7,516,495

Administrative and Offering Expenses (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Administrative Fees, Description	1/12th of 0.95% of the Fund's month-end net asset value
Administrative expenses - General Partner	$ 791,912	$ 848,371
Administrative Expense Waiver	206,541	256,532
Accrued Liabilities Current And Noncurrent	40,089	51,851
Offering Expenses Description	1/12th of 0.75% of the Fund's month-end net asset value
Offering expenses - General Partner	537,508	782,473
Offering Expense Waiver	85,900	320,233
Offering Expenses Payable Current And Noncurrent	$ 30,206	$ 40,449

Subscriptions, Distributions and Redemptions (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Minimum Investment Amount	$ 10,000
Subscriptions received in advance	$ 236,268	$ 1,426,321

Trading Activities and Related Risks (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
U.S. Treasury Securities	$ 5,494,988	[1]	$ 3,429,929	[1]
Gov'tSponsoredEnterpriseNotes	652,812		5,646,664
CommercialPaper	3,474,435	[1]	7,268,685	[1]
CorporateNotes	16,049,322	[1]	27,936,271	[1]
Certificatesof Deposit	2,306,370	[1]	2,951,285	[1]
Total	27,977,927		47,232,834
% of Partners' Capital (Net Asset Value)	55.95%		73.14%
United States [Member]
U.S. Treasury Securities	5,494,988		3,429,929
Gov'tSponsoredEnterpriseNotes	652,812		4,989,359
CommercialPaper	2,024,710		4,519,245
CorporateNotes	11,826,537		19,933,426
Certificatesof Deposit	2,054,535		1,750,299
Total	22,053,582		34,622,258
% of Partners' Capital (Net Asset Value)	44.11%		53.62%
Australia [Member]
U.S. Treasury Securities	0		0
Gov'tSponsoredEnterpriseNotes	0		0
CommercialPaper	0		249,936
CorporateNotes	226,942		1,825,370
Certificatesof Deposit	0
Total	226,942		2,075,306
% of Partners' Capital (Net Asset Value)	0.45%		3.21%
France [Member]
U.S. Treasury Securities	0		0
Gov'tSponsoredEnterpriseNotes	0		251,279
CommercialPaper	249,943		249,959
CorporateNotes	410,953		1,176,639
Certificatesof Deposit	0		249,705
Total	660,896		1,927,582
% of Partners' Capital (Net Asset Value)	1.32%		2.98%
Netherlands [Member]
U.S. Treasury Securities	0		0
Gov'tSponsoredEnterpriseNotes	0		0
CommercialPaper	0		0
CorporateNotes	1,279,797		1,713,148
Certificatesof Deposit	0
Total	1,279,797		1,713,148
% of Partners' Capital (Net Asset Value)	2.56%		2.65%
Canada [Member]
U.S. Treasury Securities	0		0
Gov'tSponsoredEnterpriseNotes	0		0
CommercialPaper	199,980		0
CorporateNotes	878,668		1,011,176
Certificatesof Deposit	0		701,094
Total	1,078,648		1,712,270
% of Partners' Capital (Net Asset Value)	2.16%		2.65%
Netherlands Antilles [Member]
U.S. Treasury Securities			0
Gov'tSponsoredEnterpriseNotes			0
CommercialPaper			249,985
CorporateNotes			447,533
Certificatesof Deposit			0
Total			697,518
% of Partners' Capital (Net Asset Value)			1.08%
Luxumberg [Member]
U.S. Treasury Securities			0
Gov'tSponsoredEnterpriseNotes			0
CommercialPaper			499,984
CorporateNotes			0
Certificatesof Deposit			0
Total			499,984
% of Partners' Capital (Net Asset Value)			0.77%
Japan [Member]
U.S. Treasury Securities	0		0
Gov'tSponsoredEnterpriseNotes	0		0
CommercialPaper	249,997		499,935
CorporateNotes	503,456		0
Certificatesof Deposit	251,835
Total	1,005,288		499,935
% of Partners' Capital (Net Asset Value)	2.01%		0.77%
Sweden [Member]
U.S. Treasury Securities			0
Gov'tSponsoredEnterpriseNotes			0
CommercialPaper			0
CorporateNotes			0
Certificatesof Deposit			250,187
Total			250,187
% of Partners' Capital (Net Asset Value)			0.39%
Germany [Member]
U.S. Treasury Securities	0		0
Gov'tSponsoredEnterpriseNotes	0		0
CommercialPaper	0		0
CorporateNotes	250,032		249,908
Certificatesof Deposit	0		0
Total	250,032		249,908
% of Partners' Capital (Net Asset Value)	0.50%		0.39%
South America multi-national [Member]
U.S. Treasury Securities			0
Gov'tSponsoredEnterpriseNotes			0
CommercialPaper			249,899
CorporateNotes			0
Certificatesof Deposit			0
Total			249,899
% of Partners' Capital (Net Asset Value)			0.39%
Singapore [Member]
U.S. Treasury Securities	0		0
Gov'tSponsoredEnterpriseNotes	0		0
CommercialPaper	249,982		249,753
CorporateNotes	0		0
Certificatesof Deposit	0		0
Total	249,982		249,753
% of Partners' Capital (Net Asset Value)	0.50%		0.39%
Denmark [Member]
U.S. Treasury Securities	0		0
Gov'tSponsoredEnterpriseNotes	0		0
CommercialPaper	0		0
CorporateNotes	222,058		217,582
Certificatesof Deposit	0		0
Total	222,058		217,582
% of Partners' Capital (Net Asset Value)	0.44%		0.34%
Europe multi-national [Member]
U.S. Treasury Securities			0
Gov'tSponsoredEnterpriseNotes			204,235
CommercialPaper			0
CorporateNotes			0
Certificatesof Deposit			0
Total			204,235
% of Partners' Capital (Net Asset Value)			0.32%
Africa multi-national [Member]
U.S. Treasury Securities			0
Gov'tSponsoredEnterpriseNotes			201,791
CommercialPaper			0
CorporateNotes			0
Certificatesof Deposit			0
Total			201,791
% of Partners' Capital (Net Asset Value)			0.31%
Multinational [Member]
U.S. Treasury Securities	0
Gov'tSponsoredEnterpriseNotes	0
CommercialPaper	249,925
CorporateNotes	200,456
Certificatesof Deposit	0
Total	450,381
% of Partners' Capital (Net Asset Value)	0.90%
Great Britain [Member]
U.S. Treasury Securities	0		0
Gov'tSponsoredEnterpriseNotes	0		0
CommercialPaper	249,898		499,989
CorporateNotes	250,423		1,361,489
Certificatesof Deposit	0
Total	$ 500,321		$ 1,861,478
% of Partners' Capital (Net Asset Value)	1.00%		2.88%

[1]	See the condensed schedule of investments for further description.

Financial Highlights (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Capital Unit, Class [Member]
Net asset value per unit at beginning of year	$ 87.3		$ 96.61
Loss from futures and forwards trading (1)	$ (9.11)	[1]	$ (0.47)	[1]
Net investment loss (1)	$ (5.01)	[1]	$ (8.84)	[1]
Total loss from operations	$ (14.12)		$ (9.31)
Net asset value per unit at end of year	$ 73.18		$ 87.3
Total return	(16.18%)		(9.64%)
Expenses prior to Trading Advisor incentive fees (2) (3)	6.98%	[2],[3]	7.23%	[2],[3]
Trading Advisor incentive fees	0.12%		1.99%
Total expenses (2) (3)	7.10%	[2],[3]	9.22%	[2],[3]
Net investment loss (2) (3)	(6.11%)	[2],[3]	(9.47%)	[2],[3]
Capital Unit, Class B [Member]
Net asset value per unit at beginning of year	$ 97.15		$ 105.77
Loss from futures and forwards trading (1)	$ (10.29)	[1]	$ (0.74)	[1]
Net investment loss (1)	$ (4.13)	[1]	$ (7.88)	[1]
Total loss from operations	$ (14.42)		$ (8.62)
Net asset value per unit at end of year	$ 82.73		$ 97.15
Total return	(14.85%)		(8.15%)
Expenses prior to Trading Advisor incentive fees (2) (3)	5.37%	[2],[3]	5.57%	[2],[3]
Trading Advisor incentive fees	0.13%		1.85%
Total expenses (2) (3)	5.50%	[2],[3]	7.42%	[2],[3]
Net investment loss (2) (3)	(4.48%)	[2],[3]	(7.62%)	[2],[3]
Capital Unit, Class C [Member]
Net asset value per unit at beginning of year	$ 100	[4]	$ 0	[4]
Loss from futures and forwards trading (1)	$ (7.89)	[1],[4]	$ 0	[1],[4]
Net investment loss (1)	$ (1)	[1],[4]	$ 0	[1],[4]
Total loss from operations	$ (8.89)	[4]	$ 0	[4]
Net asset value per unit at end of year	$ 91.11	[4]	$ 100	[4]
Total return	(8.89%)	[4]	0.00%	[4]
Expenses prior to Trading Advisor incentive fees (2) (3)	2.93%	[2],[3],[4]	0.00%	[2],[3],[4]
Trading Advisor incentive fees	0.00%	[4]	0.00%	[4]
Total expenses (2) (3)	2.93%	[2],[3],[4]	0.00%	[2],[3],[4]
Net investment loss (2) (3)	(2.52%)	[2],[3],[4]	0.00%	[2],[3],[4]
Capital Unit, Class I [Member]
Net asset value per unit at beginning of year	$ 112.52		$ 121.8
Loss from futures and forwards trading (1)	$ (12)	[1]	$ (0.84)	[1]
Net investment loss (1)	$ (4.14)	[1]	$ (8.44)	[1]
Total loss from operations	$ (16.14)		$ (9.28)
Net asset value per unit at end of year	$ 96.38		$ 112.52
Total return	(14.35%)		(7.62%)
Expenses prior to Trading Advisor incentive fees (2) (3)	4.74%	[2],[3]	4.96%	[2],[3]
Trading Advisor incentive fees	0.12%		1.89%
Total expenses (2) (3)	4.86%	[2],[3]	6.85%	[2],[3]
Net investment loss (2) (3)	(3.89%)	[2],[3]	(7.07%)	[2],[3]

[1]	The net investment loss per unit is calculated by dividing the net investment loss by the average number of Series A, Series B or Series I Units outstanding during the year. Loss from futures and forwards trading is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information. Such balancing amount may differ from the calculation of loss from futures and forwards trading per unit due to the timing of trading gains and losses during the year relative to the number of units outstanding.
[2]	All of the ratios under Other Financial Ratios are computed net of involuntary waivers of administrative and offering expenses. For the years ended December 31, 2012 and 2011, the ratios are net of 0.33% and 0.42% effect of waived administrative expenses, respectively. For the years ended December 31, 2012 and 2011, the ratios are net of 0.15% and 0.53% effect of waived offering expenses, respectively.
[3]	The net investment loss includes interest income and excludes realized and change in unrealized gain (loss) from futures and forwards trading activities as shown on the statements of operations. The total amount is then reduced by all expenses, excluding brokerage commissions, which are included in net loss from futures and forwards trading on the statements of operations. The resulting amount is divided by the average net asset value for the year.
[4]	Series C units began investment operations on September 1, 2012. Therefore, the performance for Series C units is for the four month period ended December 31, 2012. The ratios for expenses prior to Trading Advisor incentive fee and net investment loss have been annualized.

Financial Highlights (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Administrative Expense Waiver Percentage	0.33%	0.42%
Offering Expense Waiver Percentage	0.15%	0.53%

Subsequent Events (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 28, 2013	Dec. 31, 2012	Dec. 31, 2011
Partners Capital Account Contributions	$ 1,646,114	$ 11,885,064	$ 21,688,721
Partners Capital Account Redemptions	$ 5,256,087	$ 16,682,729	$ 4,951,999